UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Equity-Income Fund

October 31, 2013

1.809096.110

EQU-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.3%
Auto Components - 0.2%
Gentex Corp.	869,673	$ 25,603
Diversified Consumer Services - 0.2%
H&R Block, Inc.	402,200	11,439
Strayer Education, Inc. (e)	203,450	8,042
		19,481
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp.	808,687	78,054
Texas Roadhouse, Inc. Class A	787,367	21,590
Wynn Resorts Ltd.	44,100	7,332
Yum! Brands, Inc.	578,779	39,137
		146,113
Household Durables - 0.1%
Coway Co. Ltd.	107,895	6,161
Internet & Catalog Retail - 0.1%
Liberty Media Corp. Interactive Series A (a)	338,700	9,131
Media - 2.7%
Comcast Corp. Class A	3,022,279	143,800
Sinclair Broadcast Group, Inc. Class A	414,716	13,296
Time Warner, Inc.	1,593,311	109,524
		266,620
Multiline Retail - 1.6%
Kohl's Corp.	784,863	44,580
Target Corp.	1,751,785	113,498
		158,078
Specialty Retail - 0.8%
Adastria Holdings Co. Ltd.	110,320	5,166
American Eagle Outfitters, Inc.	1,073,892	16,635
Dunelm Group PLC	1,087,500	15,432
Foot Locker, Inc.	518,435	17,990
Staples, Inc.	1,277,404	20,592
		75,815
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	259,806	13,167
TOTAL CONSUMER DISCRETIONARY		720,169
CONSUMER STAPLES - 9.4%
Beverages - 1.3%
Molson Coors Brewing Co. Class B	702,095	37,913
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	427,509	$ 35,949
The Coca-Cola Co.	1,446,646	57,244
		131,106
Food & Staples Retailing - 2.1%
CVS Caremark Corp.	638,400	39,747
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	241,904	13,103
Wal-Mart Stores, Inc.	590,391	45,313
Walgreen Co.	1,758,548	104,176
		202,339
Food Products - 1.2%
Astral Foods Ltd.	1,272,540	12,803
Hilton Food Group PLC	2,686,432	18,436
Kellogg Co.	1,366,591	86,437
		117,676
Household Products - 2.0%
Procter & Gamble Co.	2,435,397	196,658
Tobacco - 2.8%
Altria Group, Inc.	1,765,539	65,731
British American Tobacco PLC:
(United Kingdom)	439,600	24,254
sponsored ADR	206,472	22,813
Imperial Tobacco Group PLC	179,996	6,722
Japan Tobacco, Inc.	432,900	15,664
Lorillard, Inc.	1,470,071	74,988
Philip Morris International, Inc.	748,323	66,691
		276,863
TOTAL CONSUMER STAPLES		924,642
ENERGY - 13.0%
Energy Equipment & Services - 1.8%
Ensco PLC Class A	671,218	38,696
Halliburton Co.	52,988	2,810
National Oilwell Varco, Inc.	482,224	39,147
Noble Corp.	950,402	35,830
Schlumberger Ltd.	484,543	45,411
Trinidad Drilling Ltd.	1,782,400	17,266
		179,160
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 11.2%
Access Midstream Partners LP	190,299	$ 10,189
Apache Corp.	872,449	77,473
BG Group PLC	232,000	4,737
Canadian Natural Resources Ltd.	1,214,600	38,547
Chevron Corp.	2,251,472	270,087
ConocoPhillips Co.	125,400	9,192
CONSOL Energy, Inc.	721,371	26,330
EV Energy Partners LP	604,797	22,275
Exxon Mobil Corp.	2,414,084	216,350
Holly Energy Partners LP	438,344	13,957
HollyFrontier Corp.	534,864	24,636
Legacy Reserves LP	438,900	11,697
Markwest Energy Partners LP	664,988	49,395
Occidental Petroleum Corp.	805,200	77,364
Penn West Petroleum Ltd.	1,690,045	18,867
Royal Dutch Shell PLC Class A sponsored ADR	670,413	44,690
Scorpio Tankers, Inc.	476,084	5,494
Southcross Energy Partners LP	197,500	3,990
Suncor Energy, Inc.	1,557,700	56,607
The Williams Companies, Inc.	2,524,043	90,134
Tsakos Energy Navigation Ltd.	1,084,750	5,435
Western Gas Equity Partners LP	61,267	2,310
Western Gas Partners LP	122,000	7,333
Williams Partners LP	232,900	11,976
		1,099,065
TOTAL ENERGY		1,278,225
FINANCIALS - 19.6%
Capital Markets - 3.3%
Aberdeen Asset Management PLC	362,200	2,572
Apollo Investment Corp.	2,789,902	23,798
Ashmore Group PLC	4,260,795	27,634
AURELIUS AG	358,690	12,243
BlackRock, Inc. Class A	77,523	23,320
Carlyle Group LP	330,300	10,213
Charles Schwab Corp.	1,665,553	37,725
Greenhill & Co., Inc.	273,783	14,045
KKR & Co. LP	3,064,700	67,270
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	1,434,531	$ 41,214
The Blackstone Group LP	2,639,432	69,364
		329,398
Commercial Banks - 5.3%
CIT Group, Inc.	271,200	13,061
Comerica, Inc.	496,300	21,490
M&T Bank Corp.	503,978	56,713
National Penn Bancshares, Inc.	425,529	4,413
PNC Financial Services Group, Inc.	264,000	19,412
Standard Chartered PLC (United Kingdom)	1,331,084	32,003
Svenska Handelsbanken AB (A Shares)	482,200	21,848
U.S. Bancorp	2,148,122	80,254
Wells Fargo & Co.	6,467,850	276,113
		525,307
Diversified Financial Services - 4.2%
Inversiones La Construccion SA	348,025	5,225
JPMorgan Chase & Co.	6,687,182	344,650
KKR Financial Holdings LLC	6,009,345	59,553
		409,428
Insurance - 4.4%
ACE Ltd.	777,227	74,179
AFLAC, Inc.	311,900	20,267
esure Group PLC	2,656,000	9,646
FBD Holdings PLC	597,003	12,888
MetLife, Inc.	4,213,139	199,324
MetLife, Inc. unit	464,700	13,365
Prudential Financial, Inc.	442,377	36,005
Sampo Oyj (A Shares)	266,800	12,639
Validus Holdings Ltd.	1,263,691	49,891
		428,204
Real Estate Investment Trusts - 2.2%
American Capital Agency Corp.	2,079,263	45,162
American Tower Corp.	51,600	4,094
Annaly Capital Management, Inc.	3,516,413	41,459
Coresite Realty Corp.	219,053	7,106
First Potomac Realty Trust	1,481,192	18,204
Home Properties, Inc.	450,900	27,194
Rayonier, Inc.	373,055	17,541
Retail Properties America, Inc.	1,553,071	22,224
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Two Harbors Investment Corp.	2,155,278	$ 20,109
Ventas, Inc.	161,403	10,530
		213,623
Real Estate Management & Development - 0.1%
Beazer Pre-Owned Rental Homes, Inc. (a)(j)	393,400	8,096
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	438,145	6,384
TOTAL FINANCIALS		1,920,440
HEALTH CARE - 11.7%
Biotechnology - 0.7%
Amgen, Inc.	468,109	54,301
Grifols SA ADR	439,244	13,248
		67,549
Health Care Equipment & Supplies - 0.7%
Baxter International, Inc.	250,100	16,474
Covidien PLC	415,600	26,644
Hologic, Inc. (a)	127,542	2,856
St. Jude Medical, Inc.	343,777	19,729
		65,703
Health Care Providers & Services - 1.5%
Aetna, Inc.	534,347	33,504
Quest Diagnostics, Inc.	374,872	22,459
UnitedHealth Group, Inc.	694,120	47,381
WellPoint, Inc. (h)	567,294	48,107
		151,451
Health Care Technology - 0.1%
Quality Systems, Inc.	448,008	10,224
Pharmaceuticals - 8.7%
AbbVie, Inc.	844,544	40,918
Actavis PLC (a)	353,888	54,704
AstraZeneca PLC sponsored ADR	1,542,000	81,510
Eli Lilly & Co.	857,341	42,713
Johnson & Johnson (h)	2,576,648	238,623
Merck & Co., Inc.	4,097,391	184,751
Pfizer, Inc.	3,620,179	111,067
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Sanofi SA	466,173	$ 49,705
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,252,780	46,466
		850,457
TOTAL HEALTH CARE		1,145,384
INDUSTRIALS - 10.3%
Aerospace & Defense - 1.0%
United Technologies Corp.	948,315	100,758
Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc.	953,556	56,965
Royal Mail PLC	15,000	135
United Parcel Service, Inc. Class B	1,401,565	137,690
		194,790
Airlines - 0.1%
Copa Holdings SA Class A	84,500	12,636
Commercial Services & Supplies - 1.2%
Intrum Justitia AB	1,358,855	36,173
Republic Services, Inc.	2,437,967	81,599
		117,772
Electrical Equipment - 0.6%
Eaton Corp. PLC	203,300	14,345
Emerson Electric Co.	290,487	19,454
Hubbell, Inc. Class B	224,049	24,094
		57,893
Industrial Conglomerates - 2.6%
General Electric Co.	9,060,260	236,835
Reunert Ltd.	1,168,600	8,207
Siemens AG	78,159	9,988
		255,030
Machinery - 1.6%
Cummins, Inc.	283,928	36,065
Douglas Dynamics, Inc.	848,483	12,871
Harsco Corp.	741,718	20,679
Illinois Tool Works, Inc.	219,728	17,312
Stanley Black & Decker, Inc.	876,478	69,321
		156,248
Marine - 0.2%
Irish Continental Group PLC unit	382,400	13,403
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 0.6%
Acacia Research Corp.	906,291	$ 13,676
Dun & Bradstreet Corp.	118,100	12,848
Michael Page International PLC	4,120,783	32,019
		58,543
Road & Rail - 0.3%
Union Pacific Corp.	167,376	25,341
Trading Companies & Distributors - 0.1%
Wolseley PLC	245,231	13,216
TOTAL INDUSTRIALS		1,005,630
INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 2.1%
Cisco Systems, Inc.	9,196,786	206,928
Computers & Peripherals - 0.8%
Apple, Inc.	143,137	74,768
IT Services - 3.8%
Accenture PLC Class A	796,358	58,532
IBM Corp.	783,512	140,413
Paychex, Inc.	4,138,723	174,902
		373,847
Semiconductors & Semiconductor Equipment - 1.7%
Applied Materials, Inc.	3,586,382	64,017
Broadcom Corp. Class A	2,281,629	60,965
Chipbond Technology Corp.	1,647,000	3,324
KLA-Tencor Corp.	255,435	16,757
Siliconware Precision Industries Co. Ltd. sponsored ADR	3,774,148	22,607
		167,670
Software - 1.7%
CA Technologies, Inc.	699,000	22,200
Exact Holdings NV	21,415	567
Microsoft Corp.	4,190,837	148,146
		170,913
TOTAL INFORMATION TECHNOLOGY		994,126
MATERIALS - 0.8%
Chemicals - 0.4%
RPM International, Inc.	699,100	27,069
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	321,088	$ 8,865
Tronox Ltd. Class A	188,735	4,358
		40,292
Metals & Mining - 0.4%
Commercial Metals Co.	1,092,066	20,050
Freeport-McMoRan Copper & Gold, Inc.	613,192	22,541
		42,591
TOTAL MATERIALS		82,883
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	2,780,709	100,662
CenturyLink, Inc.	1,675,224	56,723
Verizon Communications, Inc.	2,545,719	128,584
		285,969
Wireless Telecommunication Services - 1.1%
Mobile TeleSystems OJSC	1,411,400	14,857
Vodafone Group PLC	24,347,446	89,179
		104,036
TOTAL TELECOMMUNICATION SERVICES		390,005
UTILITIES - 3.7%
Electric Utilities - 2.9%
American Electric Power Co., Inc.	523,982	24,543
FirstEnergy Corp.	834,392	31,598
Hawaiian Electric Industries, Inc.	829,915	22,051
NextEra Energy, Inc.	567,167	48,067
Northeast Utilities	552,235	23,685
PPL Corp.	1,915,886	58,684
Southern Co.	1,368,187	55,973
Xcel Energy, Inc.	818,935	23,634
		288,235
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.8%
CenterPoint Energy, Inc.	981,021	$ 24,133
Sempra Energy	580,443	52,902
		77,035
TOTAL UTILITIES		365,270
TOTAL COMMON STOCKS (Cost $7,174,669)		8,826,774
Preferred Stocks - 2.0%

Convertible Preferred Stocks - 1.5%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
General Motors Co. 4.75%	332,016	17,039
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Weyerhaeuser Co. Series A, 6.375%	166,500	9,172
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00%	44,000	12,205
Health Care Providers & Services - 0.3%
HealthSouth Corp. Series A, 6.50%	16,900	22,202
TOTAL HEALTH CARE		34,407
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
United Technologies Corp. 7.50%	268,300	16,978
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Crown Castle International Corp. Series A, 4.50% (a)	136,400	13,948
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
UTILITIES - 0.5%
Electric Utilities - 0.2%
NextEra Energy, Inc.:
5.889%	136,549	$ 7,729
Series E, 5.599%	233,300	13,212
		20,941
Multi-Utilities - 0.3%
CenterPoint Energy, Inc. 2.00% ZENS	274,400	14,303
Dominion Resources, Inc.:
Series A, 6.125%	168,100	9,106
Series B, 6.00%	168,100	9,116
		32,525
TOTAL UTILITIES		53,466
TOTAL CONVERTIBLE PREFERRED STOCKS		145,010
Nonconvertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	69,709	17,718
FINANCIALS - 0.3%
Consumer Finance - 0.3%
Ally Financial, Inc.:
7.00% (g)	32,565	31,100
Series A, 8.50%	181,464	4,900
		36,000
TOTAL NONCONVERTIBLE PREFERRED STOCKS		53,718
TOTAL PREFERRED STOCKS (Cost $178,007)		198,728
Corporate Bonds - 3.0%
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - 2.9%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV 5.5% 11/9/15 (g)	EUR	9,200	$ 14,575
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Alpha Natural Resources, Inc. 3.75% 12/15/17		18,480	18,896
Amyris, Inc. 3% 2/27/17		2,101	1,562
Chesapeake Energy Corp. 2.5% 5/15/37		12,300	12,487
Cobalt International Energy, Inc. 2.625% 12/1/19		8,870	9,058
Ship Finance International Ltd. 3.25% 2/1/18		13,980	14,522
			56,525
FINANCIALS - 0.4%
Insurance - 0.2%
Fidelity National Financial, Inc. 4.25% 8/15/18		14,420	21,306
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (g)		17,382	19,916
TOTAL FINANCIALS			41,222
HEALTH CARE - 0.7%
Biotechnology - 0.1%
Theravance, Inc. 2.125% 1/15/23		7,010	10,576
Health Care Equipment & Supplies - 0.2%
Teleflex, Inc. 3.875% 8/1/17		12,760	19,807
Health Care Providers & Services - 0.4%
WellPoint, Inc. 2.75% 10/15/42 (g)		28,630	37,188
TOTAL HEALTH CARE			67,571
INDUSTRIALS - 0.3%
Commercial Services & Supplies - 0.2%
Covanta Holding Corp. 3.25% 6/1/14		14,160	16,036
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - continued
Construction & Engineering - 0.1%
MasTec, Inc.:
4% 6/15/14		$ 5,720	$ 11,655
4.25% 12/15/14		1,040	2,180
			13,835
TOTAL INDUSTRIALS			29,871
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.2%
InterDigital, Inc. 2.5% 3/15/16		17,090	18,244
Liberty Interactive LLC 0.75% 3/30/43 (g)		3,000	3,589
			21,833
Computers & Peripherals - 0.2%
EMC Corp. 1.75% 12/1/13		13,960	20,994
Semiconductors & Semiconductor Equipment - 0.4%
GT Advanced Technologies, Inc. 3% 10/1/17		17,730	21,919
Micron Technology, Inc. 3.125% 5/1/32		5,320	10,191
			32,110
TOTAL INFORMATION TECHNOLOGY			74,937
TOTAL CONVERTIBLE BONDS			284,701
Nonconvertible Bonds - 0.1%
MATERIALS - 0.1%
Metals & Mining - 0.1%
Walter Energy, Inc. 8.5% 4/15/21 (g)		7,720	6,543
TOTAL CORPORATE BONDS (Cost $256,247)			291,244
Other - 0.4%
		Principal Amount (000s) (d)	Value (000s)
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EQTY ER Holdings, LLC 12% 1/28/18 (f)(i)(j)		$ 22,667	$ 22,667
		Shares
EQTY ER Holdings, LLC (f)(i)(j)		11,333,334	11,333
TOTAL OTHER (Cost $34,000)			34,000
Money Market Funds - 4.5%

Fidelity Cash Central Fund, 0.09% (b)	437,031,210	437,031
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	4,693,350	4,693
TOTAL MONEY MARKET FUNDS (Cost $441,724)		441,724
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $8,084,647)		9,792,470
NET OTHER ASSETS (LIABILITIES) - 0.2%		20,219
NET ASSETS - 100%		$ 9,812,689
Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium (000s)
Call Options
Johnson & Johnson	11/16/13 - $90.00	6,442	$ 721	(1,881)
WellPoint, Inc.	11/16/13 - $90.00	3,685	879	(39)
TOTAL WRITTEN OPTIONS			1,600	(1,920)
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $112,911,000 or 1.2% of net assets.

(h) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $90,908,000.
(i) Investments represent a non-operating interest in oil and gas wells through an entity owned by the fund that is treated as a corporation for U.S. tax purposes.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $42,096,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Beazer Pre-Owned Rental Homes, Inc.	5/3/12 - 10/23/12	$ 7,868
EQTY ER Holdings, LLC 12% 1/28/18	1/29/13	$ 22,667
EQTY ER Holdings, LLC	1/29/13	$ 11,333
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in Thousands)
Fidelity Cash Central Fund	$ 364
Fidelity Securities Lending Cash Central Fund	925
Total	$ 1,289
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
EQTY ER Holdings, LLC 12% 1/28/18	$ 22,667	$ -	$ -	$ -	$ 22,667
EQTY ER Holdings, LLC	11,333	-	-	-	11,333
Manning & Napier, Inc. Class A	9,577	-	13,431	109	-
Total	$ 43,577	$ -	$ 13,431	$ 109	$ 34,000
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 754,926	$ 749,760	$ 5,166	$ -
Consumer Staples	924,642	884,724	39,918	-
Energy	1,278,225	1,278,225	-	-
Financials	1,965,612	1,903,879	53,637	8,096
Health Care	1,179,791	1,107,884	71,907	-
Industrials	1,022,608	1,012,620	9,988	-
Information Technology	994,126	994,126	-	-
Materials	82,883	82,883	-	-
Telecommunication Services	403,953	300,826	103,127	-
Utilities	418,736	396,704	22,032	-
Corporate Bonds	291,244	-	289,682	1,562
Other/Energy	34,000	-	-	34,000
Money Market Funds	441,724	441,724	-	-
Total Investments in Securities:	$ 9,792,470	$ 9,153,355	$ 595,457	$ 43,658
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Liabilities
Written Options	$ (1,920)	$ (1,920)	$ -	$ -
Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $8,103,855,000. Net unrealized appreciation aggregated $1,688,615,000, of which $1,832,456,000 related to appreciated investment securities and $143,841,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Mid Cap Value Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2013

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® Mid Cap Value Fund

1.859109.107

AMCV-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 9.0%
Hotels, Restaurants & Leisure - 1.0%
Wyndham Worldwide Corp.	209,900	$ 13,937,360
Household Durables - 1.0%
PulteGroup, Inc.	125,400	2,213,310
Whirlpool Corp.	84,000	12,264,840
		14,478,150
Media - 0.8%
Sinclair Broadcast Group, Inc. Class A	383,300	12,288,598
Multiline Retail - 1.2%
Macy's, Inc.	392,200	18,084,342
Specialty Retail - 3.5%
AutoZone, Inc. (a)	36,000	15,648,840
Best Buy Co., Inc.	88,900	3,804,920
GameStop Corp. Class A	131,400	7,203,348
Murphy U.S.A., Inc.	152,000	6,168,160
Staples, Inc.	1,158,700	18,678,244
		51,503,512
Textiles, Apparel & Luxury Goods - 1.5%
Coach, Inc.	235,500	11,935,140
Deckers Outdoor Corp. (a)(d)	135,400	9,319,582
		21,254,722
TOTAL CONSUMER DISCRETIONARY		131,546,684
CONSUMER STAPLES - 2.6%
Beverages - 1.0%
Molson Coors Brewing Co. Class B	278,100	15,017,400
Food & Staples Retailing - 0.4%
Kroger Co.	136,900	5,864,796
Food Products - 1.2%
Bunge Ltd.	81,500	6,693,595
Kellogg Co.	94,500	5,977,125
Tyson Foods, Inc. Class A	172,900	4,784,143
		17,454,863
TOTAL CONSUMER STAPLES		38,337,059
ENERGY - 6.9%
Energy Equipment & Services - 2.7%
Cameron International Corp. (a)	183,100	10,044,866
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Ensco PLC Class A	303,300	$ 17,485,245
National Oilwell Varco, Inc.	143,000	11,608,740
		39,138,851
Oil, Gas & Consumable Fuels - 4.2%
Cimarex Energy Co.	75,600	7,964,460
Energen Corp.	122,400	9,586,368
HollyFrontier Corp.	64,100	2,952,446
Marathon Oil Corp.	333,400	11,755,684
Peabody Energy Corp.	628,600	12,245,128
Rosetta Resources, Inc. (a)	34,400	2,061,936
Tesoro Corp.	150,200	7,343,278
Valero Energy Corp.	38,500	1,585,045
Whiting Petroleum Corp. (a)	92,600	6,194,014
		61,688,359
TOTAL ENERGY		100,827,210
FINANCIALS - 31.5%
Capital Markets - 5.8%
Apollo Global Management LLC Class A	482,600	15,568,676
Carlyle Group LP	308,200	9,529,544
Invesco Ltd.	672,800	22,707,000
KKR & Co. LP	809,300	17,764,135
The Blackstone Group LP	716,600	18,832,248
		84,401,603
Commercial Banks - 6.0%
BB&T Corp.	497,900	16,913,663
Fifth Third Bancorp	1,256,657	23,914,183
Huntington Bancshares, Inc.	1,619,200	14,248,960
M&T Bank Corp. (d)	229,800	25,859,393
U.S. Bancorp	194,600	7,270,256
		88,206,455
Consumer Finance - 1.6%
SLM Corp.	935,000	23,720,950
Diversified Financial Services - 0.8%
The NASDAQ Stock Market, Inc.	328,200	11,628,126
Insurance - 7.5%
Allied World Assurance Co. Holdings Ltd.	163,400	17,694,586
Everest Re Group Ltd.	125,300	19,263,622
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Fidelity National Financial, Inc. Class A	793,500	$ 22,337,025
Hanover Insurance Group, Inc.	177,600	10,396,704
Hartford Financial Services Group, Inc.	658,000	22,174,600
ProAssurance Corp.	177,100	8,026,172
Symetra Financial Corp.	554,749	10,390,449
		110,283,158
Real Estate Investment Trusts - 9.4%
American Capital Agency Corp.	832,000	18,071,040
American Tower Corp.	128,400	10,188,540
Camden Property Trust (SBI)	126,700	8,134,140
CBL & Associates Properties, Inc.	950,900	18,837,329
Cousins Properties, Inc.	732,300	8,296,959
Equity Lifestyle Properties, Inc.	497,800	18,911,422
MFA Financial, Inc.	1,480,200	10,968,282
NorthStar Realty Finance Corp.	1,975,000	18,426,750
Pennsylvania Real Estate Investment Trust (SBI)	560,700	10,165,491
RLJ Lodging Trust	582,600	14,716,476
		136,716,429
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	248,600	5,774,978
TOTAL FINANCIALS		460,731,699
HEALTH CARE - 8.8%
Biotechnology - 0.9%
United Therapeutics Corp. (a)	146,000	12,923,920
Health Care Equipment & Supplies - 1.4%
C.R. Bard, Inc.	37,800	5,149,116
Sirona Dental Systems, Inc. (a)	21,000	1,517,250
St. Jude Medical, Inc.	234,300	13,446,477
		20,112,843
Health Care Providers & Services - 4.5%
AmerisourceBergen Corp.	56,200	3,671,546
Cardinal Health, Inc.	122,300	7,174,118
CIGNA Corp.	266,800	20,538,264
Community Health Systems, Inc.	202,200	8,821,986
HCA Holdings, Inc.	294,600	13,887,444
Omnicare, Inc.	232,800	12,838,920
		66,932,278
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 2.0%
Actavis PLC (a)	91,100	$ 14,082,238
Mylan, Inc. (a)	229,700	8,698,739
Teva Pharmaceutical Industries Ltd. sponsored ADR	180,400	6,691,036
		29,472,013
TOTAL HEALTH CARE		129,441,054
INDUSTRIALS - 9.2%
Aerospace & Defense - 1.2%
Esterline Technologies Corp. (a)	173,100	13,875,696
Meggitt PLC	409,600	3,759,909
		17,635,605
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc. (d)	60,100	3,590,374
Commercial Services & Supplies - 0.9%
Tetra Tech, Inc. (a)	512,500	13,391,625
Construction & Engineering - 2.1%
AECOM Technology Corp. (a)	478,000	15,190,840
URS Corp.	275,803	14,954,039
		30,144,879
Electrical Equipment - 0.7%
EnerSys	110,600	7,338,310
Rockwell Automation, Inc.	26,100	2,881,701
		10,220,011
Machinery - 1.5%
Cummins, Inc.	40,900	5,195,118
Dover Corp.	60,200	5,525,758
Terex Corp. (a)	165,100	5,770,245
Valmont Industries, Inc.	37,300	5,240,650
		21,731,771
Professional Services - 1.3%
Dun & Bradstreet Corp.	171,500	18,657,485
Trading Companies & Distributors - 1.3%
WESCO International, Inc. (a)	218,300	18,655,918
TOTAL INDUSTRIALS		134,027,668
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 12.5%
Communications Equipment - 0.6%
Plantronics, Inc.	206,400	$ 8,862,816
Computers & Peripherals - 1.5%
EMC Corp.	493,300	11,873,731
Western Digital Corp.	137,200	9,553,236
		21,426,967
Electronic Equipment & Components - 2.1%
Arrow Electronics, Inc. (a)	198,200	9,517,564
Avnet, Inc.	226,600	8,996,020
Jabil Circuit, Inc.	602,900	12,576,494
		31,090,078
IT Services - 3.2%
Amdocs Ltd.	320,700	12,330,915
Cognizant Technology Solutions Corp. Class A (a)	99,500	8,649,535
Leidos Holdings, Inc. (d)	102,125	4,809,066
The Western Union Co.	435,400	7,410,508
Total System Services, Inc.	440,300	13,134,149
		46,334,173
Semiconductors & Semiconductor Equipment - 1.6%
Avago Technologies Ltd.	188,900	8,581,727
Broadcom Corp. Class A	267,500	7,147,600
Skyworks Solutions, Inc. (a)	295,600	7,620,568
		23,349,895
Software - 3.5%
CA Technologies, Inc.	480,700	15,267,032
Check Point Software Technologies Ltd. (a)	188,500	10,936,770
Symantec Corp.	673,700	15,319,938
Synopsys, Inc. (a)	288,300	10,508,535
		52,032,275
TOTAL INFORMATION TECHNOLOGY		183,096,204
MATERIALS - 5.6%
Chemicals - 2.6%
Cabot Corp.	184,200	8,585,562
CF Industries Holdings, Inc.	66,700	14,380,520
Eastman Chemical Co.	193,200	15,222,228
		38,188,310
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.8%
Graphic Packaging Holding Co. (a)	1,314,700	$ 11,043,480
Silgan Holdings, Inc.	28,600	1,289,002
		12,332,482
Metals & Mining - 1.2%
Reliance Steel & Aluminum Co.	215,200	15,772,008
Steel Dynamics, Inc.	122,000	2,192,340
		17,964,348
Paper & Forest Products - 1.0%
International Paper Co.	318,100	14,190,441
TOTAL MATERIALS		82,675,581
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	52,200	1,627,596
UTILITIES - 11.7%
Electric Utilities - 4.8%
Edison International	511,500	25,078,845
IDACORP, Inc.	351,000	18,111,600
PNM Resources, Inc.	517,300	12,373,816
Xcel Energy, Inc.	526,800	15,203,448
		70,767,709
Gas Utilities - 1.0%
Atmos Energy Corp.	332,500	14,719,775
Independent Power Producers & Energy Traders - 0.9%
The AES Corp.	914,700	12,888,123
Multi-Utilities - 5.0%
Ameren Corp.	639,000	23,119,020
CMS Energy Corp.	682,500	18,741,450
DTE Energy Co.	266,100	18,398,154
NiSource, Inc.	398,300	12,554,416
		72,813,040
TOTAL UTILITIES		171,188,647
TOTAL COMMON STOCKS (Cost $1,287,727,757)		1,433,499,402
Money Market Funds - 4.1%
	Shares	Value
Fidelity Cash Central Fund, 0.09% (b)	34,133,988	$ 34,133,988
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	26,059,750	26,059,750
TOTAL MONEY MARKET FUNDS (Cost $60,193,738)		60,193,738
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $1,347,921,495)		1,493,693,140
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(28,992,696)
NET ASSETS - 100%		$ 1,464,700,444
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,651
Fidelity Securities Lending Cash Central Fund	50,348
Total	$ 67,999
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $1,349,483,670. Net unrealized appreciation aggregated $144,209,470, of which $162,029,895 related to appreciated investment securities and $17,820,425 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mid Cap Value Fund

October 31, 2013

1.809074.110

MCV-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 9.0%
Hotels, Restaurants & Leisure - 1.0%
Wyndham Worldwide Corp.	209,900	$ 13,937,360
Household Durables - 1.0%
PulteGroup, Inc.	125,400	2,213,310
Whirlpool Corp.	84,000	12,264,840
		14,478,150
Media - 0.8%
Sinclair Broadcast Group, Inc. Class A	383,300	12,288,598
Multiline Retail - 1.2%
Macy's, Inc.	392,200	18,084,342
Specialty Retail - 3.5%
AutoZone, Inc. (a)	36,000	15,648,840
Best Buy Co., Inc.	88,900	3,804,920
GameStop Corp. Class A	131,400	7,203,348
Murphy U.S.A., Inc.	152,000	6,168,160
Staples, Inc.	1,158,700	18,678,244
		51,503,512
Textiles, Apparel & Luxury Goods - 1.5%
Coach, Inc.	235,500	11,935,140
Deckers Outdoor Corp. (a)(d)	135,400	9,319,582
		21,254,722
TOTAL CONSUMER DISCRETIONARY		131,546,684
CONSUMER STAPLES - 2.6%
Beverages - 1.0%
Molson Coors Brewing Co. Class B	278,100	15,017,400
Food & Staples Retailing - 0.4%
Kroger Co.	136,900	5,864,796
Food Products - 1.2%
Bunge Ltd.	81,500	6,693,595
Kellogg Co.	94,500	5,977,125
Tyson Foods, Inc. Class A	172,900	4,784,143
		17,454,863
TOTAL CONSUMER STAPLES		38,337,059
ENERGY - 6.9%
Energy Equipment & Services - 2.7%
Cameron International Corp. (a)	183,100	10,044,866
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Ensco PLC Class A	303,300	$ 17,485,245
National Oilwell Varco, Inc.	143,000	11,608,740
		39,138,851
Oil, Gas & Consumable Fuels - 4.2%
Cimarex Energy Co.	75,600	7,964,460
Energen Corp.	122,400	9,586,368
HollyFrontier Corp.	64,100	2,952,446
Marathon Oil Corp.	333,400	11,755,684
Peabody Energy Corp.	628,600	12,245,128
Rosetta Resources, Inc. (a)	34,400	2,061,936
Tesoro Corp.	150,200	7,343,278
Valero Energy Corp.	38,500	1,585,045
Whiting Petroleum Corp. (a)	92,600	6,194,014
		61,688,359
TOTAL ENERGY		100,827,210
FINANCIALS - 31.5%
Capital Markets - 5.8%
Apollo Global Management LLC Class A	482,600	15,568,676
Carlyle Group LP	308,200	9,529,544
Invesco Ltd.	672,800	22,707,000
KKR & Co. LP	809,300	17,764,135
The Blackstone Group LP	716,600	18,832,248
		84,401,603
Commercial Banks - 6.0%
BB&T Corp.	497,900	16,913,663
Fifth Third Bancorp	1,256,657	23,914,183
Huntington Bancshares, Inc.	1,619,200	14,248,960
M&T Bank Corp. (d)	229,800	25,859,393
U.S. Bancorp	194,600	7,270,256
		88,206,455
Consumer Finance - 1.6%
SLM Corp.	935,000	23,720,950
Diversified Financial Services - 0.8%
The NASDAQ Stock Market, Inc.	328,200	11,628,126
Insurance - 7.5%
Allied World Assurance Co. Holdings Ltd.	163,400	17,694,586
Everest Re Group Ltd.	125,300	19,263,622
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Fidelity National Financial, Inc. Class A	793,500	$ 22,337,025
Hanover Insurance Group, Inc.	177,600	10,396,704
Hartford Financial Services Group, Inc.	658,000	22,174,600
ProAssurance Corp.	177,100	8,026,172
Symetra Financial Corp.	554,749	10,390,449
		110,283,158
Real Estate Investment Trusts - 9.4%
American Capital Agency Corp.	832,000	18,071,040
American Tower Corp.	128,400	10,188,540
Camden Property Trust (SBI)	126,700	8,134,140
CBL & Associates Properties, Inc.	950,900	18,837,329
Cousins Properties, Inc.	732,300	8,296,959
Equity Lifestyle Properties, Inc.	497,800	18,911,422
MFA Financial, Inc.	1,480,200	10,968,282
NorthStar Realty Finance Corp.	1,975,000	18,426,750
Pennsylvania Real Estate Investment Trust (SBI)	560,700	10,165,491
RLJ Lodging Trust	582,600	14,716,476
		136,716,429
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	248,600	5,774,978
TOTAL FINANCIALS		460,731,699
HEALTH CARE - 8.8%
Biotechnology - 0.9%
United Therapeutics Corp. (a)	146,000	12,923,920
Health Care Equipment & Supplies - 1.4%
C.R. Bard, Inc.	37,800	5,149,116
Sirona Dental Systems, Inc. (a)	21,000	1,517,250
St. Jude Medical, Inc.	234,300	13,446,477
		20,112,843
Health Care Providers & Services - 4.5%
AmerisourceBergen Corp.	56,200	3,671,546
Cardinal Health, Inc.	122,300	7,174,118
CIGNA Corp.	266,800	20,538,264
Community Health Systems, Inc.	202,200	8,821,986
HCA Holdings, Inc.	294,600	13,887,444
Omnicare, Inc.	232,800	12,838,920
		66,932,278
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 2.0%
Actavis PLC (a)	91,100	$ 14,082,238
Mylan, Inc. (a)	229,700	8,698,739
Teva Pharmaceutical Industries Ltd. sponsored ADR	180,400	6,691,036
		29,472,013
TOTAL HEALTH CARE		129,441,054
INDUSTRIALS - 9.2%
Aerospace & Defense - 1.2%
Esterline Technologies Corp. (a)	173,100	13,875,696
Meggitt PLC	409,600	3,759,909
		17,635,605
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc. (d)	60,100	3,590,374
Commercial Services & Supplies - 0.9%
Tetra Tech, Inc. (a)	512,500	13,391,625
Construction & Engineering - 2.1%
AECOM Technology Corp. (a)	478,000	15,190,840
URS Corp.	275,803	14,954,039
		30,144,879
Electrical Equipment - 0.7%
EnerSys	110,600	7,338,310
Rockwell Automation, Inc.	26,100	2,881,701
		10,220,011
Machinery - 1.5%
Cummins, Inc.	40,900	5,195,118
Dover Corp.	60,200	5,525,758
Terex Corp. (a)	165,100	5,770,245
Valmont Industries, Inc.	37,300	5,240,650
		21,731,771
Professional Services - 1.3%
Dun & Bradstreet Corp.	171,500	18,657,485
Trading Companies & Distributors - 1.3%
WESCO International, Inc. (a)	218,300	18,655,918
TOTAL INDUSTRIALS		134,027,668
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 12.5%
Communications Equipment - 0.6%
Plantronics, Inc.	206,400	$ 8,862,816
Computers & Peripherals - 1.5%
EMC Corp.	493,300	11,873,731
Western Digital Corp.	137,200	9,553,236
		21,426,967
Electronic Equipment & Components - 2.1%
Arrow Electronics, Inc. (a)	198,200	9,517,564
Avnet, Inc.	226,600	8,996,020
Jabil Circuit, Inc.	602,900	12,576,494
		31,090,078
IT Services - 3.2%
Amdocs Ltd.	320,700	12,330,915
Cognizant Technology Solutions Corp. Class A (a)	99,500	8,649,535
Leidos Holdings, Inc. (d)	102,125	4,809,066
The Western Union Co.	435,400	7,410,508
Total System Services, Inc.	440,300	13,134,149
		46,334,173
Semiconductors & Semiconductor Equipment - 1.6%
Avago Technologies Ltd.	188,900	8,581,727
Broadcom Corp. Class A	267,500	7,147,600
Skyworks Solutions, Inc. (a)	295,600	7,620,568
		23,349,895
Software - 3.5%
CA Technologies, Inc.	480,700	15,267,032
Check Point Software Technologies Ltd. (a)	188,500	10,936,770
Symantec Corp.	673,700	15,319,938
Synopsys, Inc. (a)	288,300	10,508,535
		52,032,275
TOTAL INFORMATION TECHNOLOGY		183,096,204
MATERIALS - 5.6%
Chemicals - 2.6%
Cabot Corp.	184,200	8,585,562
CF Industries Holdings, Inc.	66,700	14,380,520
Eastman Chemical Co.	193,200	15,222,228
		38,188,310
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.8%
Graphic Packaging Holding Co. (a)	1,314,700	$ 11,043,480
Silgan Holdings, Inc.	28,600	1,289,002
		12,332,482
Metals & Mining - 1.2%
Reliance Steel & Aluminum Co.	215,200	15,772,008
Steel Dynamics, Inc.	122,000	2,192,340
		17,964,348
Paper & Forest Products - 1.0%
International Paper Co.	318,100	14,190,441
TOTAL MATERIALS		82,675,581
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	52,200	1,627,596
UTILITIES - 11.7%
Electric Utilities - 4.8%
Edison International	511,500	25,078,845
IDACORP, Inc.	351,000	18,111,600
PNM Resources, Inc.	517,300	12,373,816
Xcel Energy, Inc.	526,800	15,203,448
		70,767,709
Gas Utilities - 1.0%
Atmos Energy Corp.	332,500	14,719,775
Independent Power Producers & Energy Traders - 0.9%
The AES Corp.	914,700	12,888,123
Multi-Utilities - 5.0%
Ameren Corp.	639,000	23,119,020
CMS Energy Corp.	682,500	18,741,450
DTE Energy Co.	266,100	18,398,154
NiSource, Inc.	398,300	12,554,416
		72,813,040
TOTAL UTILITIES		171,188,647
TOTAL COMMON STOCKS (Cost $1,287,727,757)		1,433,499,402
Money Market Funds - 4.1%
	Shares	Value
Fidelity Cash Central Fund, 0.09% (b)	34,133,988	$ 34,133,988
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	26,059,750	26,059,750
TOTAL MONEY MARKET FUNDS (Cost $60,193,738)		60,193,738
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $1,347,921,495)		1,493,693,140
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(28,992,696)
NET ASSETS - 100%		$ 1,464,700,444
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,651
Fidelity Securities Lending Cash Central Fund	50,348
Total	$ 67,999
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $1,349,483,670. Net unrealized appreciation aggregated $144,209,470, of which $162,029,895 related to appreciated investment securities and $17,820,425 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series All-Sector
Equity Fund

October 31, 2013

1.884778.109

ASE-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 13.1%
Hotels, Restaurants & Leisure - 2.0%
Starbucks Corp.	596,456	$ 48,342,759
Wynn Resorts Ltd.	376,100	62,526,625
Yum! Brands, Inc.	1,450,007	98,049,473
		208,918,857
Internet & Catalog Retail - 1.5%
Liberty Media Corp. Interactive Series A (a)	4,499,925	121,317,978
priceline.com, Inc. (a)	34,817	36,691,199
		158,009,177
Media - 5.5%
DIRECTV (a)	1,462,406	91,385,751
Legend Pictures LLC (a)(d)(e)	3,706	6,681,918
Liberty Global PLC Class A (a)	736,800	57,743,016
Liberty Media Corp. Class A (a)	238,800	36,514,908
The Walt Disney Co.	1,460,500	100,175,695
Time Warner, Inc.	1,926,700	132,441,358
Twenty-First Century Fox, Inc. Class A	4,368,453	148,876,878
		573,819,524
Multiline Retail - 1.0%
Dollar General Corp. (a)	1,834,111	105,974,934
Specialty Retail - 1.6%
Lowe's Companies, Inc.	1,178,874	58,684,348
TJX Companies, Inc.	1,791,790	108,922,914
		167,607,262
Textiles, Apparel & Luxury Goods - 1.5%
Fossil Group, Inc. (a)	257,500	32,687,050
NIKE, Inc. Class B	778,500	58,979,160
PVH Corp.	370,076	46,100,367
Under Armour, Inc. Class A (sub. vtg.) (a)	217,813	17,675,525
		155,442,102
TOTAL CONSUMER DISCRETIONARY		1,369,771,856
CONSUMER STAPLES - 9.2%
Beverages - 2.2%
Brown-Forman Corp. Class B (non-vtg.)	231,350	16,883,923
Constellation Brands, Inc. Class A (sub. vtg.) (a)	321,804	21,013,801
Molson Coors Brewing Co. Class B	557,424	30,100,896
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Monster Beverage Corp. (a)	267,200	$ 15,291,856
The Coca-Cola Co.	3,795,792	150,199,489
		233,489,965
Food & Staples Retailing - 2.1%
CVS Caremark Corp.	1,316,281	81,951,655
Kroger Co.	1,542,700	66,089,268
Walgreen Co.	1,215,982	72,034,774
		220,075,697
Food Products - 0.9%
Bunge Ltd.	301,252	24,741,827
Green Mountain Coffee Roasters, Inc. (a)	213,680	13,421,241
Mead Johnson Nutrition Co. Class A	692,300	56,533,218
		94,696,286
Household Products - 1.1%
Colgate-Palmolive Co.	1,636,584	105,936,082
Energizer Holdings, Inc.	129,500	12,705,245
		118,641,327
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	240,156	17,041,470
Tobacco - 2.7%
Altria Group, Inc.	2,637,930	98,210,134
Philip Morris International, Inc.	1,988,998	177,259,502
		275,469,636
TOTAL CONSUMER STAPLES		959,414,381
ENERGY - 9.2%
Energy Equipment & Services - 1.6%
Cameron International Corp. (a)	656,282	36,003,631
Halliburton Co.	1,093,940	58,011,638
National Oilwell Varco, Inc.	581,374	47,195,941
Oil States International, Inc. (a)	133,700	14,523,831
Rowan Companies PLC (a)	485,683	17,523,443
		173,258,484
Oil, Gas & Consumable Fuels - 7.6%
Anadarko Petroleum Corp.	881,981	84,043,969
Cabot Oil & Gas Corp.	564,000	19,920,480
Chevron Corp.	834,529	100,110,099
Cobalt International Energy, Inc. (a)	619,800	14,385,558
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Concho Resources, Inc. (a)	216,231	$ 23,917,311
ConocoPhillips Co.	1,541,000	112,955,300
Continental Resources, Inc. (a)	220,694	25,137,047
EOG Resources, Inc.	237,300	42,334,320
Exxon Mobil Corp.	1,538,224	137,855,635
Marathon Oil Corp.	1,386,489	48,887,602
Noble Energy, Inc.	662,124	49,612,951
Occidental Petroleum Corp.	268,925	25,838,314
Phillips 66 Co.	859,200	55,358,256
Spectra Energy Corp.	653,835	23,256,911
Teekay Corp.	262,046	11,380,658
The Williams Companies, Inc.	408,700	14,594,677
		789,589,088
TOTAL ENERGY		962,847,572
FINANCIALS - 16.6%
Capital Markets - 2.4%
Ameriprise Financial, Inc.	447,600	45,001,704
BlackRock, Inc. Class A	190,618	57,339,801
E*TRADE Financial Corp. (a)	1,491,252	25,217,071
Invesco Ltd.	1,138,500	38,424,375
Morgan Stanley	1,260,700	36,219,911
Northern Trust Corp.	327,400	18,471,908
State Street Corp.	147,400	10,328,318
TD Ameritrade Holding Corp.	594,900	16,216,974
		247,220,062
Commercial Banks - 2.2%
CIT Group, Inc.	233,233	11,232,501
Huntington Bancshares, Inc.	2,157,357	18,984,742
PNC Financial Services Group, Inc.	105,100	7,728,003
Synovus Financial Corp.	3,945,660	12,823,395
U.S. Bancorp	4,314,378	161,185,162
Wells Fargo & Co.	418,492	17,865,423
		229,819,226
Consumer Finance - 2.8%
Capital One Financial Corp.	3,002,180	206,159,701
Discover Financial Services	462,532	23,996,160
SLM Corp.	2,599,246	65,942,871
		296,098,732
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 5.4%
Bank of America Corp.	11,281,687	$ 157,492,351
Berkshire Hathaway, Inc.:
Class A (a)	166	28,717,137
Class B (a)	339,303	39,046,989
Citigroup, Inc.	2,701,084	131,758,878
IntercontinentalExchange, Inc. (a)	111,000	21,393,030
JPMorgan Chase & Co.	3,652,634	188,256,756
		566,665,141
Insurance - 1.8%
ACE Ltd.	429,231	40,965,807
AFLAC, Inc.	174,000	11,306,520
Hartford Financial Services Group, Inc.	376,642	12,692,835
Marsh & McLennan Companies, Inc.	970,100	44,430,580
MetLife, Inc.	852,341	40,324,253
The Travelers Companies, Inc.	314,073	27,104,500
Validus Holdings Ltd.	441,961	17,448,620
		194,273,115
Real Estate Investment Trusts - 1.6%
Camden Property Trust (SBI)	188,042	12,072,296
CBL & Associates Properties, Inc.	981,500	19,443,515
Cousins Properties, Inc.	1,908,100	21,618,773
DDR Corp.	1,160,200	19,665,390
Equity Lifestyle Properties, Inc.	1,180,300	44,839,597
Prologis, Inc.	657,800	26,279,110
The Macerich Co.	339,118	20,079,177
		163,997,858
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	1,630,500	37,876,515
TOTAL FINANCIALS		1,735,950,649
HEALTH CARE - 12.7%
Biotechnology - 3.0%
Alexion Pharmaceuticals, Inc. (a)	346,200	42,565,290
Amgen, Inc.	793,665	92,065,140
ARIAD Pharmaceuticals, Inc. (a)	1,053,200	2,317,040
Biogen Idec, Inc. (a)	243,624	59,490,545
Gilead Sciences, Inc. (a)	1,636,492	116,174,567
		312,612,582
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.9%
Boston Scientific Corp. (a)	4,684,400	$ 54,760,636
Covidien PLC	877,151	56,234,151
Stryker Corp.	628,200	46,398,852
The Cooper Companies, Inc.	306,015	39,540,198
		196,933,837
Health Care Providers & Services - 1.9%
CIGNA Corp.	770,534	59,315,707
HCA Holdings, Inc.	239,500	11,290,030
Henry Schein, Inc. (a)	417,587	46,949,306
McKesson Corp.	359,854	56,259,574
MEDNAX, Inc. (a)	224,600	24,485,892
		198,300,509
Health Care Technology - 0.4%
Cerner Corp. (a)	699,000	39,164,970
Life Sciences Tools & Services - 0.9%
Illumina, Inc. (a)	499,200	46,680,192
Thermo Fisher Scientific, Inc.	529,400	51,764,732
		98,444,924
Pharmaceuticals - 4.6%
AbbVie, Inc.	1,740,200	84,312,690
Actavis PLC (a)	358,000	55,339,640
Bristol-Myers Squibb Co.	1,385,900	72,787,468
Merck & Co., Inc.	603,946	27,231,925
Perrigo Co.	314,000	43,297,460
Pfizer, Inc.	5,000,209	153,406,412
Zoetis, Inc. Class A	1,307,235	41,387,060
		477,762,655
TOTAL HEALTH CARE		1,323,219,477
INDUSTRIALS - 11.0%
Aerospace & Defense - 2.1%
Honeywell International, Inc.	717,105	62,194,517
Precision Castparts Corp.	211,890	53,703,521
United Technologies Corp.	962,248	102,238,850
		218,136,888
Air Freight & Logistics - 0.5%
FedEx Corp.	418,200	54,784,200
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.3%
Waste Connections, Inc.	739,305	$ 31,597,896
Construction & Engineering - 0.2%
URS Corp.	350,800	19,020,376
Electrical Equipment - 1.5%
Eaton Corp. PLC	761,100	53,703,216
Hubbell, Inc. Class B	461,200	49,597,448
Rockwell Automation, Inc.	450,300	49,717,623
		153,018,287
Industrial Conglomerates - 0.8%
Danaher Corp.	1,179,496	85,029,867
Machinery - 3.0%
Caterpillar, Inc.	850,100	70,864,336
Cummins, Inc.	322,282	40,936,260
Manitowoc Co., Inc.	1,545,800	30,081,268
Pall Corp.	537,227	43,257,518
Parker Hannifin Corp.	432,300	50,458,056
Valmont Industries, Inc.	267,194	37,540,757
Wabtec Corp.	665,500	43,383,945
		316,522,140
Professional Services - 1.3%
Nielsen Holdings B.V.	1,392,200	54,908,368
Towers Watson & Co.	416,748	47,846,838
Verisk Analytics, Inc. (a)	437,000	29,943,240
		132,698,446
Road & Rail - 1.0%
J.B. Hunt Transport Services, Inc.	515,650	38,689,220
Union Pacific Corp.	417,900	63,270,060
		101,959,280
Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	122,074	32,834,244
TOTAL INDUSTRIALS		1,145,601,624
INFORMATION TECHNOLOGY - 17.5%
Communications Equipment - 2.5%
Cisco Systems, Inc.	3,928,700	88,395,750
F5 Networks, Inc. (a)	231,800	18,894,018
Juniper Networks, Inc. (a)	3,453,100	64,365,784
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Polycom, Inc. (a)	866,800	$ 9,014,720
QUALCOMM, Inc.	1,224,300	85,052,121
		265,722,393
Computers & Peripherals - 4.8%
Apple, Inc.	715,406	373,692,322
EMC Corp.	1,442,500	34,720,975
NCR Corp. (a)	2,490,551	91,029,639
		499,442,936
Electronic Equipment & Components - 0.3%
Jabil Circuit, Inc.	1,550,665	32,346,872
Internet Software & Services - 3.6%
Facebook, Inc. Class A (a)	1,624,800	81,662,448
Google, Inc. Class A (a)	150,900	155,514,522
IAC/InterActiveCorp	127,400	6,801,886
Yahoo!, Inc. (a)	4,156,200	136,863,666
		380,842,522
IT Services - 1.9%
Cognizant Technology Solutions Corp. Class A (a)	551,000	47,898,430
Fidelity National Information Services, Inc.	854,200	41,642,250
Fiserv, Inc. (a)	327,900	34,340,967
FleetCor Technologies, Inc. (a)	130,500	15,053,175
Global Payments, Inc.	230,700	13,722,036
Total System Services, Inc.	569,200	16,979,236
Visa, Inc. Class A	121,100	23,816,737
		193,452,831
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Corp. Class A	270,400	7,225,088
Micron Technology, Inc. (a)	1,045,800	18,489,744
Skyworks Solutions, Inc. (a)	422,331	10,887,693
		36,602,525
Software - 4.0%
Adobe Systems, Inc. (a)	980,400	53,137,680
Compuware Corp.	316,900	3,384,492
Electronic Arts, Inc. (a)	1,995,251	52,375,339
Microsoft Corp.	5,032,300	177,891,805
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp.	2,624,900	$ 87,934,150
salesforce.com, Inc. (a)	791,204	42,218,645
		416,942,111
TOTAL INFORMATION TECHNOLOGY		1,825,352,190
MATERIALS - 3.7%
Chemicals - 2.9%
Airgas, Inc.	219,200	23,908,144
Ashland, Inc.	310,100	28,699,755
Eastman Chemical Co.	471,803	37,173,358
Ecolab, Inc.	348,295	36,919,270
FMC Corp.	524,000	38,126,240
LyondellBasell Industries NV Class A	543,479	40,543,533
Monsanto Co.	450,500	47,248,440
Sigma Aldrich Corp.	311,600	26,931,588
The Mosaic Co.	426,500	19,555,025
		299,105,353
Construction Materials - 0.3%
Vulcan Materials Co.	511,200	27,374,760
Containers & Packaging - 0.2%
Rock-Tenn Co. Class A	238,130	25,482,291
Metals & Mining - 0.3%
Carpenter Technology Corp.	220,700	13,094,131
Southern Copper Corp.	562,300	15,716,285
		28,810,416
TOTAL MATERIALS		380,772,820
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.3%
Level 3 Communications, Inc. (a)	469,700	14,349,335
tw telecom, Inc. (a)	165,300	5,210,256
Verizon Communications, Inc.	2,366,693	119,541,663
		139,101,254
Wireless Telecommunication Services - 1.0%
Crown Castle International Corp. (a)	169,512	12,886,302
SBA Communications Corp. Class A (a)	705,600	61,718,832
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
T-Mobile U.S., Inc. (a)	857,463	$ 23,777,449
Telephone & Data Systems, Inc.	226,008	7,046,929
		105,429,512
TOTAL TELECOMMUNICATION SERVICES		244,530,766
UTILITIES - 3.3%
Electric Utilities - 1.3%
American Electric Power Co., Inc.	552,772	25,891,840
Duke Energy Corp.	865,731	62,098,885
Edison International	604,273	29,627,505
Entergy Corp.	103,100	6,672,632
OGE Energy Corp.	120,885	4,460,657
PPL Corp.	326,700	10,006,821
		138,758,340
Gas Utilities - 0.3%
National Fuel Gas Co.	201,236	14,398,436
ONEOK, Inc.	236,139	13,341,854
		27,740,290
Independent Power Producers & Energy Traders - 0.4%
NRG Energy, Inc.	1,092,618	31,172,392
The AES Corp.	831,964	11,722,373
		42,894,765
Multi-Utilities - 1.3%
Ameren Corp.	132,500	4,793,850
CenterPoint Energy, Inc.	1,437,456	35,361,418
Dominion Resources, Inc.	86,300	5,501,625
NiSource, Inc.	454,236	14,317,519
PG&E Corp.	739,167	30,934,139
Sempra Energy	448,344	40,862,072
		131,770,623
TOTAL UTILITIES		341,164,018
TOTAL COMMON STOCKS (Cost $8,059,387,037)		10,288,625,353
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.05% 11/7/13 to 1/2/14 (c) (Cost $3,569,925)	$ 3,570,000	$ 3,569,937
Money Market Funds - 1.1%
	Shares
Fidelity Cash Central Fund, 0.09% (b) (Cost $116,178,643)	116,178,643	116,178,643
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $8,179,135,605)		10,408,373,933
NET OTHER ASSETS (LIABILITIES) - 0.2%		25,318,106
NET ASSETS - 100%		$ 10,433,692,039
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
305 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2013	$ 26,702,750	$ 43,864
The face value of futures purchased as a percentage of net assets is 0.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,389,986.
(d) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,681,918 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Legend Pictures LLC	9/23/10	$ 2,779,500
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 180,032
Fidelity Securities Lending Cash Central Fund	74,176
Total	$ 254,208
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,369,771,856	$ 1,363,089,938	$ -	$ 6,681,918
Consumer Staples	959,414,381	959,414,381	-	-
Energy	962,847,572	962,847,572	-	-
Financials	1,735,950,649	1,735,950,649	-	-
Health Care	1,323,219,477	1,323,219,477	-	-
Industrials	1,145,601,624	1,145,601,624	-	-
Information Technology	1,825,352,190	1,825,352,190	-	-
Materials	380,772,820	380,772,820	-	-
Telecommunication Services	244,530,766	244,530,766	-	-
Utilities	341,164,018	341,164,018	-	-
U.S. Government and Government Agency Obligations	3,569,937	-	3,569,937	-
Money Market Funds	116,178,643	116,178,643	-	-
Total Investments in Securities:	$ 10,408,373,933	$ 10,398,122,078	$ 3,569,937	$ 6,681,918
Derivative Instruments:
Assets
Futures Contracts	$ 43,864	$ 43,864	$ -	$ -
Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $8,197,896,672. Net unrealized appreciation aggregated $2,210,477,261, of which $2,250,984,646 related to appreciated investment securities and $40,507,385 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series
Equity-Income Fund

October 31, 2013

1.950997.100

EDT-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
CONSUMER DISCRETIONARY - 8.4%
Auto Components - 0.3%
Gentex Corp.	898,210	$ 26,443,302
Hotels, Restaurants & Leisure - 1.8%
McDonald's Corp.	810,969	78,274,728
Texas Roadhouse, Inc. Class A	457,972	12,557,592
Yum! Brands, Inc.	646,633	43,725,323
		134,557,643
Media - 2.8%
Comcast Corp. Class A	2,460,003	117,046,943
Sinclair Broadcast Group, Inc. Class A	355,900	11,410,154
Time Warner, Inc.	1,230,230	84,566,010
		213,023,107
Multiline Retail - 2.6%
Kohl's Corp.	1,109,400	63,013,920
Target Corp.	2,037,619	132,017,335
		195,031,255
Specialty Retail - 0.9%
American Eagle Outfitters, Inc.	1,406,760	21,790,712
Foot Locker, Inc.	707,200	24,539,840
Staples, Inc.	1,353,500	21,818,420
		68,148,972
TOTAL CONSUMER DISCRETIONARY		637,204,279
CONSUMER STAPLES - 10.6%
Beverages - 1.3%
Molson Coors Brewing Co. Class B	696,700	37,621,800
The Coca-Cola Co.	1,481,400	58,618,998
		96,240,798
Food & Staples Retailing - 2.7%
CVS Caremark Corp.	627,343	39,058,375
Wal-Mart Stores, Inc.	457,200	35,090,100
Walgreen Co.	2,182,768	129,307,176
		203,455,651
Food Products - 1.3%
Kellogg Co.	1,616,897	102,268,735
Household Products - 2.5%
Procter & Gamble Co.	2,361,800	190,715,350
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 2.8%
Altria Group, Inc.	1,794,700	$ 66,816,681
Lorillard, Inc.	1,538,824	78,495,412
Philip Morris International, Inc.	724,833	64,597,117
		209,909,210
TOTAL CONSUMER STAPLES		802,589,744
ENERGY - 14.7%
Energy Equipment & Services - 1.5%
Ensco PLC Class A	424,700	24,483,955
Halliburton Co.	61,103	3,240,292
National Oilwell Varco, Inc.	500,265	40,611,513
Noble Corp.	740,600	27,920,620
Schlumberger Ltd.	196,100	18,378,492
		114,634,872
Oil, Gas & Consumable Fuels - 13.2%
Access Midstream Partners LP	129,887	6,954,150
Apache Corp.	805,241	71,505,401
Chevron Corp.	2,732,103	327,743,076
CONSOL Energy, Inc.	575,051	20,989,362
EV Energy Partners LP	573,900	21,136,737
Exxon Mobil Corp.	3,176,397	284,668,699
Hess Corp.	386,400	31,375,680
Holly Energy Partners LP	377,400	12,016,416
HollyFrontier Corp.	219,573	10,113,532
Legacy Reserves LP	275,000	7,328,750
Markwest Energy Partners LP	489,477	36,358,352
Occidental Petroleum Corp.	739,132	71,015,803
Scorpio Tankers, Inc.	331,650	3,827,241
The Williams Companies, Inc.	2,400,833	85,733,746
Tsakos Energy Navigation Ltd.	733,299	3,673,828
Williams Partners LP	145,700	7,491,894
		1,001,932,667
TOTAL ENERGY		1,116,567,539
Common Stocks - continued
	Shares	Value
FINANCIALS - 22.4%
Capital Markets - 2.9%
Apollo Investment Corp.	3,427,313	$ 29,234,980
BlackRock, Inc. Class A	73,478	22,102,917
Carlyle Group LP	217,100	6,712,732
Charles Schwab Corp.	1,527,107	34,588,974
Greenhill & Co., Inc.	147,000	7,541,100
KKR & Co. LP	1,659,679	36,429,954
Morgan Stanley	1,869,200	53,702,116
The Blackstone Group LP	1,106,839	29,087,729
		219,400,502
Commercial Banks - 7.0%
CIT Group, Inc.	150,000	7,224,000
Comerica, Inc.	852,100	36,895,930
M&T Bank Corp. (d)	705,400	79,378,662
PNC Financial Services Group, Inc.	182,000	13,382,460
U.S. Bancorp	1,945,800	72,695,088
Wells Fargo & Co.	7,602,900	324,567,801
		534,143,941
Diversified Financial Services - 4.4%
JPMorgan Chase & Co.	5,667,650	292,110,681
KKR Financial Holdings LLC	4,465,100	44,249,141
		336,359,822
Insurance - 5.5%
ACE Ltd.	663,218	63,297,526
AFLAC, Inc.	457,207	29,709,311
MetLife, Inc.	4,587,700	217,044,087
Prudential Financial, Inc.	845,400	68,807,106
Validus Holdings Ltd.	1,011,668	39,940,653
		418,798,683
Real Estate Investment Trusts - 2.4%
American Capital Agency Corp.	2,138,325	46,444,419
Annaly Capital Management, Inc.	3,912,904	46,133,138
Coresite Realty Corp.	98,203	3,185,705
First Potomac Realty Trust	938,071	11,528,893
Home Properties, Inc.	370,600	22,350,886
Rayonier, Inc.	383,500	18,032,170
Retail Properties America, Inc.	753,250	10,779,008
Two Harbors Investment Corp.	1,728,969	16,131,281
Ventas, Inc.	114,500	7,469,980
		182,055,480
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	818,392	$ 11,923,971
TOTAL FINANCIALS		1,702,682,399
HEALTH CARE - 10.6%
Biotechnology - 0.2%
Amgen, Inc.	140,477	16,295,332
Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	482,676	31,793,868
Covidien PLC	306,700	19,662,537
Hologic, Inc. (a)	86,500	1,936,735
St. Jude Medical, Inc.	231,400	13,280,046
		66,673,186
Health Care Providers & Services - 1.8%
Aetna, Inc.	386,760	24,249,852
Quest Diagnostics, Inc.	420,316	25,181,132
UnitedHealth Group, Inc.	651,563	44,475,690
WellPoint, Inc. (e)	549,950	46,635,760
		140,542,434
Health Care Technology - 0.1%
Quality Systems, Inc.	408,725	9,327,105
Pharmaceuticals - 7.6%
AbbVie, Inc.	632,800	30,659,160
Actavis PLC (a)	302,212	46,715,931
Eli Lilly & Co.	895,543	44,615,952
Johnson & Johnson (e)	2,173,700	201,306,357
Merck & Co., Inc.	3,565,500	160,768,395
Pfizer, Inc.	2,999,977	92,039,294
		576,105,089
TOTAL HEALTH CARE		808,943,146
INDUSTRIALS - 9.4%
Aerospace & Defense - 0.6%
United Technologies Corp.	449,500	47,759,375
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 2.2%
C.H. Robinson Worldwide, Inc.	857,072	$ 51,201,481
United Parcel Service, Inc. Class B	1,165,600	114,508,544
		165,710,025
Commercial Services & Supplies - 0.9%
Republic Services, Inc.	2,077,207	69,524,118
Electrical Equipment - 0.6%
Eaton Corp. PLC	162,800	11,487,168
Emerson Electric Co.	253,840	16,999,665
Hubbell, Inc. Class B	124,781	13,418,949
		41,905,782
Industrial Conglomerates - 3.3%
General Electric Co.	9,720,228	254,086,760
Machinery - 1.3%
Cummins, Inc.	195,135	24,786,048
Illinois Tool Works, Inc.	146,885	11,573,069
Stanley Black & Decker, Inc.	737,921	58,362,172
		94,721,289
Professional Services - 0.1%
Acacia Research Corp.	330,694	4,990,172
Road & Rail - 0.4%
CSX Corp.	1,265,500	32,978,930
TOTAL INDUSTRIALS		711,676,451
INFORMATION TECHNOLOGY - 11.6%
Communications Equipment - 2.7%
Cisco Systems, Inc.	9,098,549	204,717,353
Computers & Peripherals - 0.8%
Apple, Inc.	119,378	62,357,098
IT Services - 4.0%
IBM Corp.	791,191	141,789,339
Paychex, Inc.	3,913,333	165,377,453
		307,166,792
Semiconductors & Semiconductor Equipment - 2.0%
Applied Materials, Inc.	4,311,571	76,961,542
Broadcom Corp. Class A	2,293,287	61,276,629
KLA-Tencor Corp.	202,600	13,290,560
		151,528,731
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 2.1%
CA Technologies, Inc.	1,055,300	$ 33,516,328
Microsoft Corp.	3,562,100	125,920,235
		159,436,563
TOTAL INFORMATION TECHNOLOGY		885,206,537
MATERIALS - 0.6%
Chemicals - 0.3%
RPM International, Inc.	466,347	18,056,956
Tronox Ltd. Class A	128,400	2,964,756
		21,021,712
Metals & Mining - 0.3%
Commercial Metals Co.	1,023,861	18,798,088
Freeport-McMoRan Copper & Gold, Inc.	106,600	3,918,616
		22,716,704
TOTAL MATERIALS		43,738,416
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.8%
AT&T, Inc.	3,540,000	128,148,000
CenturyLink, Inc.	1,570,900	53,190,674
Verizon Communications, Inc.	2,111,053	106,629,287
		287,967,961
UTILITIES - 4.9%
Electric Utilities - 4.1%
American Electric Power Co., Inc.	430,500	20,164,620
Duke Energy Corp.	485,660	34,836,392
FirstEnergy Corp.	1,017,867	38,546,623
Hawaiian Electric Industries, Inc. (d)	771,102	20,488,180
NextEra Energy, Inc.	470,575	39,881,231
Northeast Utilities	375,100	16,088,039
PPL Corp.	2,109,020	64,599,283
Southern Co.	1,374,566	56,233,495
Xcel Energy, Inc.	671,900	19,391,034
		310,228,897
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.8%
CenterPoint Energy, Inc.	805,475	$ 19,814,685
Sempra Energy	469,602	42,799,526
		62,614,211
TOTAL UTILITIES		372,843,108
TOTAL COMMON STOCKS (Cost $6,571,867,164)		7,369,419,580
Money Market Funds - 7.1%

Fidelity Cash Central Fund, 0.09% (b)	503,807,136	503,807,136
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	34,117,400	34,117,400
TOTAL MONEY MARKET FUNDS (Cost $537,924,536)		537,924,536
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $7,109,791,700)		7,907,344,116
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(310,899,132)
NET ASSETS - 100%		$ 7,596,444,984
Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium
Call Options
Johnson & Johnson	11/16/13 - $90.00	4,438	$ 496,958	(1,295,896)
WellPoint, Inc.	11/16/13 - $90.00	2,977	710,091	(31,259)
TOTAL WRITTEN OPTIONS			1,207,049	(1,327,155)
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $66,345,278.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 213,975
Fidelity Securities Lending Cash Central Fund	90,418
Total	$ 304,393
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $7,111,814,433. Net unrealized appreciation aggregated $795,529,683, of which $869,678,845 related to appreciated investment securities and $74,149,162 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Subsequent Event

Effective after the close of business on November 8, 2013, certain investment companies managed by FMR or its affiliates (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered securities and other assets, including accrued interest, valued at $2,209,433,172 in exchange for 180,279,244 shares of the Fund. The Fund recognized no gain or loss for federal income tax purposes.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Series Equity-Income Fund

October 31, 2013

1.950934.100

AEDTI-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
CONSUMER DISCRETIONARY - 8.4%
Auto Components - 0.3%
Gentex Corp.	116,600	$ 3,432,704
Hotels, Restaurants & Leisure - 1.8%
McDonald's Corp.	104,127	10,050,338
Texas Roadhouse, Inc. Class A	59,507	1,631,682
Yum! Brands, Inc.	83,967	5,677,849
		17,359,869
Media - 2.8%
Comcast Corp. Class A	315,928	15,031,854
Sinclair Broadcast Group, Inc. Class A	41,901	1,343,346
Time Warner, Inc.	158,009	10,861,539
		27,236,739
Multiline Retail - 2.6%
Kohl's Corp.	142,492	8,093,546
Target Corp.	264,647	17,146,479
		25,240,025
Specialty Retail - 0.9%
American Eagle Outfitters, Inc.	182,669	2,829,543
Foot Locker, Inc.	91,849	3,187,160
Staples, Inc.	175,727	2,832,719
		8,849,422
TOTAL CONSUMER DISCRETIONARY		82,118,759
CONSUMER STAPLES - 10.6%
Beverages - 1.3%
Molson Coors Brewing Co. Class B	86,900	4,692,600
The Coca-Cola Co.	190,300	7,530,171
		12,222,771
Food & Staples Retailing - 2.7%
CVS Caremark Corp.	81,457	5,071,513
Wal-Mart Stores, Inc.	57,600	4,420,800
Walgreen Co.	283,416	16,789,564
		26,281,877
Food Products - 1.3%
Kellogg Co.	207,703	13,137,215
Household Products - 2.5%
Procter & Gamble Co.	306,781	24,772,566
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 2.8%
Altria Group, Inc.	230,500	$ 8,581,515
Lorillard, Inc.	197,679	10,083,606
Philip Morris International, Inc.	93,231	8,308,747
		26,973,868
TOTAL CONSUMER STAPLES		103,388,297
ENERGY - 14.7%
Energy Equipment & Services - 1.5%
Ensco PLC Class A	53,553	3,087,330
Halliburton Co.	7,960	422,119
National Oilwell Varco, Inc.	65,000	5,276,700
Noble Corp.	96,200	3,626,740
Schlumberger Ltd.	24,744	2,319,008
		14,731,897
Oil, Gas & Consumable Fuels - 13.2%
Access Midstream Partners LP	16,145	864,403
Apache Corp.	103,395	9,181,476
Chevron Corp.	354,921	42,576,323
CONSOL Energy, Inc.	70,186	2,561,789
EV Energy Partners LP	74,500	2,743,835
Exxon Mobil Corp.	412,600	36,977,212
Hess Corp.	48,700	3,954,440
Holly Energy Partners LP	45,700	1,455,088
HollyFrontier Corp.	26,100	1,202,166
Legacy Reserves LP	36,700	978,055
Markwest Energy Partners LP	61,000	4,531,080
Occidental Petroleum Corp.	94,978	9,125,486
Scorpio Tankers, Inc.	42,472	490,127
The Williams Companies, Inc.	308,400	11,012,964
Tsakos Energy Navigation Ltd.	98,003	490,995
Williams Partners LP	19,600	1,007,832
		129,153,271
TOTAL ENERGY		143,885,168
FINANCIALS - 22.4%
Capital Markets - 2.8%
Apollo Investment Corp.	432,000	3,684,960
BlackRock, Inc. Class A	9,238	2,778,883
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Carlyle Group LP	28,300	$ 875,036
Charles Schwab Corp.	192,464	4,359,310
Greenhill & Co., Inc.	16,291	835,728
KKR & Co. LP	206,900	4,541,455
Morgan Stanley	240,100	6,898,073
The Blackstone Group LP	139,500	3,666,060
		27,639,505
Commercial Banks - 7.1%
CIT Group, Inc.	16,800	809,088
Comerica, Inc.	110,700	4,793,310
M&T Bank Corp. (d)	90,570	10,191,842
PNC Financial Services Group, Inc.	22,600	1,661,778
U.S. Bancorp	249,900	9,336,264
Wells Fargo & Co.	987,700	42,164,913
		68,957,195
Diversified Financial Services - 4.4%
JPMorgan Chase & Co.	736,291	37,948,438
KKR Financial Holdings LLC	564,066	5,589,894
		43,538,332
Insurance - 5.5%
ACE Ltd.	85,200	8,131,488
AFLAC, Inc.	57,600	3,742,848
MetLife, Inc.	596,000	28,196,760
Prudential Financial, Inc.	108,601	8,839,035
Validus Holdings Ltd.	131,382	5,186,961
		54,097,092
Real Estate Investment Trusts - 2.4%
American Capital Agency Corp.	277,773	6,033,230
Annaly Capital Management, Inc.	508,300	5,992,857
Coresite Realty Corp.	12,700	411,988
First Potomac Realty Trust	113,633	1,396,550
Home Properties, Inc.	48,100	2,900,911
Rayonier, Inc.	49,800	2,341,596
Retail Properties America, Inc.	95,800	1,370,898
Two Harbors Investment Corp.	208,900	1,949,037
Ventas, Inc.	15,300	998,172
		23,395,239
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	106,562	$ 1,552,608
TOTAL FINANCIALS		219,179,971
HEALTH CARE - 10.7%
Biotechnology - 0.2%
Amgen, Inc.	17,000	1,972,000
Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	60,824	4,006,477
Covidien PLC	39,800	2,551,578
Hologic, Inc. (a)	11,100	248,529
St. Jude Medical, Inc.	28,800	1,652,832
		8,459,416
Health Care Providers & Services - 1.8%
Aetna, Inc.	48,760	3,057,252
Quest Diagnostics, Inc.	52,935	3,171,336
UnitedHealth Group, Inc.	84,621	5,776,229
WellPoint, Inc. (e)	71,436	6,057,773
		18,062,590
Health Care Technology - 0.1%
Quality Systems, Inc.	53,460	1,219,957
Pharmaceuticals - 7.7%
AbbVie, Inc.	79,800	3,866,310
Actavis PLC (a)	39,276	6,071,284
Eli Lilly & Co.	116,300	5,794,066
Johnson & Johnson (e)	282,400	26,153,064
Merck & Co., Inc.	463,214	20,886,319
Pfizer, Inc.	389,485	11,949,400
		74,720,443
TOTAL HEALTH CARE		104,434,406
INDUSTRIALS - 9.4%
Aerospace & Defense - 0.6%
United Technologies Corp.	58,400	6,205,000
Air Freight & Logistics - 2.2%
C.H. Robinson Worldwide, Inc. (d)	110,143	6,579,943
United Parcel Service, Inc. Class B	149,700	14,706,528
		21,286,471
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.9%
Republic Services, Inc.	266,800	$ 8,929,796
Electrical Equipment - 0.6%
Eaton Corp. PLC	20,300	1,432,368
Emerson Electric Co.	32,000	2,143,040
Hubbell, Inc. Class B	15,556	1,672,892
		5,248,300
Industrial Conglomerates - 3.4%
General Electric Co.	1,262,746	33,008,180
Machinery - 1.2%
Cummins, Inc.	24,600	3,124,692
Illinois Tool Works, Inc.	18,300	1,441,857
Stanley Black & Decker, Inc.	94,800	7,497,732
		12,064,281
Professional Services - 0.1%
Acacia Research Corp.	42,106	635,380
Road & Rail - 0.4%
CSX Corp.	159,500	4,156,570
TOTAL INDUSTRIALS		91,533,978
INFORMATION TECHNOLOGY - 11.7%
Communications Equipment - 2.7%
Cisco Systems, Inc.	1,181,174	26,576,415
Computers & Peripherals - 0.8%
Apple, Inc.	15,321	8,002,924
IT Services - 4.1%
IBM Corp.	102,778	18,418,845
Paychex, Inc.	508,423	21,485,956
		39,904,801
Semiconductors & Semiconductor Equipment - 2.0%
Applied Materials, Inc.	553,786	9,885,080
Broadcom Corp. Class A	294,568	7,870,857
KLA-Tencor Corp.	24,495	1,606,872
		19,362,809
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 2.1%
CA Technologies, Inc.	133,000	$ 4,224,080
Microsoft Corp.	457,507	16,172,872
		20,396,952
TOTAL INFORMATION TECHNOLOGY		114,243,901
MATERIALS - 0.6%
Chemicals - 0.3%
RPM International, Inc.	60,568	2,345,193
Tronox Ltd. Class A	16,200	374,058
		2,719,251
Metals & Mining - 0.3%
Commercial Metals Co.	129,025	2,368,899
Freeport-McMoRan Copper & Gold, Inc.	13,900	510,964
		2,879,863
TOTAL MATERIALS		5,599,114
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.8%
AT&T, Inc.	454,700	16,460,140
CenturyLink, Inc.	201,750	6,831,255
Verizon Communications, Inc.	271,117	13,694,120
		36,985,515
UTILITIES - 4.9%
Electric Utilities - 4.1%
American Electric Power Co., Inc.	55,845	2,615,780
Duke Energy Corp.	61,200	4,389,876
FirstEnergy Corp.	132,267	5,008,951
Hawaiian Electric Industries, Inc. (d)	93,198	2,476,271
NextEra Energy, Inc.	61,116	5,179,581
Northeast Utilities	47,245	2,026,338
PPL Corp.	270,937	8,298,800
Southern Co.	176,504	7,220,779
Xcel Energy, Inc.	87,200	2,516,592
		39,732,968
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.8%
CenterPoint Energy, Inc.	104,582	$ 2,572,717
Sempra Energy	61,000	5,559,540
		8,132,257
TOTAL UTILITIES		47,865,225
TOTAL COMMON STOCKS (Cost $844,490,691)		949,234,334
Money Market Funds - 11.3%

Fidelity Cash Central Fund, 0.09% (b)	96,150,916	96,150,916
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	13,877,914	13,877,914
TOTAL MONEY MARKET FUNDS (Cost $110,028,830)		110,028,830
TOTAL INVESTMENT PORTFOLIO - 108.5% (Cost $954,519,521)		1,059,263,164
NET OTHER ASSETS (LIABILITIES) - (8.5)%		(82,700,735)
NET ASSETS - 100%		$ 976,562,429
Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
Johnson & Johnson	11/16/13 - $90.00	567	$ 63,492	$ (165,564)
WellPoint, Inc.	11/16/13 - $90.00	380	90,640	(3,990)
TOTAL WRITTEN OPTIONS			$ 154,132	$ (169,554)
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $8,473,387.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,630
Fidelity Securities Lending Cash Central Fund	18,823
Total	$ 40,453
Other Information

All investments and derivative instruments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $954,915,558. Net unrealized appreciation aggregated $104,347,606, of which $113,681,054 related to appreciated investment securities and $9,333,448 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Subsequent Event

Effective after the close of business on November 8, 2013, certain investment companies managed by FMR or its affiliates (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered securities and other assets, including accrued interest, valued at $418,714,861 in exchange for 34,152,925 shares of the Fund. The Fund recognized no gain or loss for federal income tax purposes.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series Stock Selector
Large Cap Value Fund

October 31, 2013

1.950977.100

LDT-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value
CONSUMER DISCRETIONARY - 6.4%
Auto Components - 1.2%
Delphi Automotive PLC	565,149	$ 32,326,523
TRW Automotive Holdings Corp. (a)	564,226	42,379,015
		74,705,538
Household Durables - 0.5%
Whirlpool Corp.	219,447	32,041,456
Internet & Catalog Retail - 0.6%
Liberty Media Corp. Interactive Series A (a)	1,477,215	39,825,716
Media - 2.2%
Comcast Corp. Class A	1,152,783	54,849,415
Omnicom Group, Inc.	336,100	22,891,771
Twenty-First Century Fox, Inc. Class A	1,629,640	55,538,131
		133,279,317
Multiline Retail - 1.4%
Macy's, Inc.	841,664	38,809,127
Target Corp.	712,509	46,163,458
		84,972,585
Specialty Retail - 0.5%
Staples, Inc.	1,925,081	31,032,306
TOTAL CONSUMER DISCRETIONARY		395,856,918
CONSUMER STAPLES - 6.0%
Beverages - 0.4%
Molson Coors Brewing Co. Class B	466,147	25,171,938
Food & Staples Retailing - 1.5%
Wal-Mart Stores, Inc.	658,668	50,552,769
Walgreen Co.	707,317	41,901,459
		92,454,228
Food Products - 2.0%
Bunge Ltd.	355,200	29,172,576
Mondelez International, Inc.	2,074,205	69,776,256
The J.M. Smucker Co.	221,292	24,609,883
		123,558,715
Household Products - 1.5%
Procter & Gamble Co.	1,179,315	95,229,686
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.6%
Coty, Inc. Class A	2,280,890	$ 35,080,088
TOTAL CONSUMER STAPLES		371,494,655
ENERGY - 14.8%
Energy Equipment & Services - 2.1%
Cameron International Corp. (a)	647,320	35,511,975
National Oilwell Varco, Inc.	1,153,084	93,607,359
		129,119,334
Oil, Gas & Consumable Fuels - 12.7%
Anadarko Petroleum Corp.	919,500	87,619,155
Apache Corp.	594,908	52,827,830
Chevron Corp.	2,756,614	330,683,415
Energen Corp.	640,400	50,156,128
Marathon Petroleum Corp.	1,108,300	79,420,778
Occidental Petroleum Corp.	1,741,218	167,296,225
The Williams Companies, Inc.	596,718	21,308,800
		789,312,331
TOTAL ENERGY		918,431,665
FINANCIALS - 25.4%
Capital Markets - 2.9%
BlackRock, Inc. Class A	301,581	90,718,581
Goldman Sachs Group, Inc.	131,657	21,178,345
State Street Corp.	964,546	67,585,738
		179,482,664
Commercial Banks - 8.0%
CIT Group, Inc.	1,294,600	62,347,936
PNC Financial Services Group, Inc.	1,173,700	86,302,161
Popular, Inc. (a)	983,143	24,824,361
U.S. Bancorp	3,068,292	114,631,389
Wells Fargo & Co.	4,884,425	208,516,103
		496,621,950
Consumer Finance - 1.7%
Capital One Financial Corp.	1,473,400	101,178,378
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 4.1%
Berkshire Hathaway, Inc. Class B (a)	1,732,263	$ 199,348,826
The NASDAQ Stock Market, Inc.	1,566,299	55,493,974
		254,842,800
Insurance - 6.7%
ACE Ltd.	900,680	85,960,899
AFLAC, Inc.	980,600	63,719,388
Axis Capital Holdings Ltd.	1,416,065	67,149,802
MetLife, Inc.	1,501,549	71,038,283
Reinsurance Group of America, Inc.	799,200	56,887,056
The Travelers Companies, Inc.	814,600	70,299,980
		415,055,408
Real Estate Investment Trusts - 1.3%
Boston Properties, Inc.	351,829	36,414,302
Simon Property Group, Inc.	291,340	45,026,597
		81,440,899
Real Estate Management & Development - 0.7%
CBRE Group, Inc. (a)	1,946,490	45,216,963
TOTAL FINANCIALS		1,573,839,062
HEALTH CARE - 12.4%
Biotechnology - 0.9%
Amgen, Inc.	258,962	30,039,592
Cubist Pharmaceuticals, Inc. (a)	441,854	27,394,948
		57,434,540
Health Care Equipment & Supplies - 0.7%
St. Jude Medical, Inc.	686,231	39,382,797
Health Care Providers & Services - 5.2%
Express Scripts Holding Co. (a)	532,363	33,283,335
HCA Holdings, Inc.	1,494,200	70,436,588
McKesson Corp.	241,059	37,687,164
Quest Diagnostics, Inc.	928,300	55,614,453
UnitedHealth Group, Inc.	1,560,600	106,526,556
WellPoint, Inc.	230,253	19,525,454
		323,073,550
Pharmaceuticals - 5.6%
Allergan, Inc.	243,650	22,077,127
Jazz Pharmaceuticals PLC (a)	418,035	37,932,496
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	1,001,559	$ 92,754,379
Mallinckrodt PLC (a)	369,124	15,506,899
Merck & Co., Inc.	3,023,300	136,320,597
Pfizer, Inc.	1,408,398	43,209,651
		347,801,149
TOTAL HEALTH CARE		767,692,036
INDUSTRIALS - 9.4%
Aerospace & Defense - 0.7%
General Dynamics Corp.	475,792	41,217,861
Air Freight & Logistics - 1.3%
FedEx Corp.	611,037	80,045,847
Commercial Services & Supplies - 0.6%
Waste Management, Inc.	851,305	37,065,820
Construction & Engineering - 2.3%
AECOM Technology Corp. (a)	1,921,703	61,071,721
URS Corp.	1,485,395	80,538,117
		141,609,838
Industrial Conglomerates - 3.5%
Danaher Corp.	127,637	9,201,351
General Electric Co.	8,075,467	211,092,707
		220,294,058
Machinery - 0.2%
Terex Corp. (a)	415,359	14,516,797
Road & Rail - 0.8%
CSX Corp.	1,834,412	47,804,777
TOTAL INDUSTRIALS		582,554,998
INFORMATION TECHNOLOGY - 8.3%
Communications Equipment - 1.6%
Cisco Systems, Inc.	2,879,632	64,791,720
Juniper Networks, Inc. (a)	1,985,560	37,010,838
		101,802,558
Computers & Peripherals - 2.9%
Apple, Inc.	215,942	112,797,304
EMC Corp.	2,768,330	66,633,703
		179,431,007
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 1.1%
Arrow Electronics, Inc. (a)	442,128	$ 21,230,987
Jabil Circuit, Inc.	2,242,381	46,776,068
		68,007,055
IT Services - 0.6%
Total System Services, Inc.	1,249,191	37,263,368
Semiconductors & Semiconductor Equipment - 1.5%
Broadcom Corp. Class A	2,648,265	70,761,641
Intersil Corp. Class A	1,939,095	21,640,300
		92,401,941
Software - 0.6%
Oracle Corp.	1,146,769	38,416,762
TOTAL INFORMATION TECHNOLOGY		517,322,691
MATERIALS - 2.6%
Chemicals - 1.4%
Ashland, Inc.	272,900	25,256,895
Eastman Chemical Co.	420,500	33,131,195
LyondellBasell Industries NV Class A	367,000	27,378,200
		85,766,290
Containers & Packaging - 0.3%
Rock-Tenn Co. Class A	206,466	22,093,927
Metals & Mining - 0.9%
Freeport-McMoRan Copper & Gold, Inc.	1,120,312	41,182,669
Newmont Mining Corp.	451,400	12,305,164
		53,487,833
TOTAL MATERIALS		161,348,050
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	2,788,395	100,939,899
CenturyLink, Inc.	1,173,358	39,729,902
Frontier Communications Corp. (d)	3,012,587	13,285,509
		153,955,310
Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. (a)	1,476,940	5,080,674
TOTAL TELECOMMUNICATION SERVICES		159,035,984
Common Stocks - continued
	Shares	Value
UTILITIES - 6.0%
Electric Utilities - 2.8%
Edison International	754,300	$ 36,983,329
ITC Holdings Corp.	509,930	51,293,859
NextEra Energy, Inc.	625,400	53,002,650
Xcel Energy, Inc.	1,111,400	32,075,004
		173,354,842
Gas Utilities - 0.9%
Atmos Energy Corp.	728,731	32,260,921
National Fuel Gas Co.	304,115	21,759,428
		54,020,349
Multi-Utilities - 2.3%
Ameren Corp.	812,400	29,392,632
CMS Energy Corp.	1,083,700	29,758,402
NiSource, Inc.	1,214,800	38,290,496
Sempra Energy	515,068	46,943,298
		144,384,828
TOTAL UTILITIES		371,760,019
TOTAL COMMON STOCKS (Cost $4,972,266,718)		5,819,336,078
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.05% 11/7/13 (e) (Cost $3,839,966)	$ 3,840,000	3,839,988
Money Market Funds - 5.0%
	Shares	Value
Fidelity Cash Central Fund, 0.09% (b)	296,780,091	$ 296,780,091
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	13,676,200	13,676,200
TOTAL MONEY MARKET FUNDS (Cost $310,456,291)		310,456,291
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $5,286,562,975)		6,133,632,357
NET OTHER ASSETS (LIABILITIES) - 1.1%		70,920,465
NET ASSETS - 100%		$ 6,204,552,822
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
894 ICE Russell 1000 Value Index Contracts (United States)	Dec. 2013	$ 78,797,160	$ 1,606,546

The face value of futures purchased as a percentage of net assets is 1.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,584,995.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 123,358
Fidelity Securities Lending Cash Central Fund	168,972
Total	$ 292,330
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 395,856,918	$ 395,856,918	$ -	$ -
Consumer Staples	371,494,655	371,494,655	-	-
Energy	918,431,665	918,431,665	-	-
Financials	1,573,839,062	1,573,839,062	-	-
Health Care	767,692,036	767,692,036	-	-
Industrials	582,554,998	582,554,998	-	-
Information Technology	517,322,691	517,322,691	-	-
Materials	161,348,050	161,348,050	-	-
Telecommunication Services	159,035,984	159,035,984	-	-
Utilities	371,760,019	371,760,019	-	-
U.S. Government and Government Agency Obligations	3,839,988	-	3,839,988	-
Money Market Funds	310,456,291	310,456,291	-	-
Total Investments in Securities:	$ 6,133,632,357	$ 6,129,792,369	$ 3,839,988	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,606,546	$ 1,606,546	$ -	$ -
Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $5,287,708,765. Net unrealized appreciation aggregated $845,923,592, of which $889,837,578 related to appreciated investment securities and $43,913,986 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Stock Selector Large Cap Value Fund

Class A
Class T
Class B
Class C
Institutional Class

October 31, 2013

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Stock Selector Large Cap Value Fund

1.859111.107

ALCV-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
CONSUMER DISCRETIONARY - 6.2%
Auto Components - 1.1%
Delphi Automotive PLC	51,200	$ 2,928,640
TRW Automotive Holdings Corp. (a)	39,800	2,989,378
		5,918,018
Household Durables - 0.5%
Whirlpool Corp.	19,900	2,905,599
Internet & Catalog Retail - 0.6%
Liberty Media Corp. Interactive Series A (a)	133,800	3,607,248
Media - 2.1%
Comcast Corp. Class A	104,475	4,970,921
Omnicom Group, Inc.	30,400	2,070,544
Twenty-First Century Fox, Inc. Class A	147,600	5,030,208
		12,071,673
Multiline Retail - 1.4%
Macy's, Inc.	76,250	3,515,888
Target Corp.	64,534	4,181,158
		7,697,046
Specialty Retail - 0.5%
Staples, Inc.	174,400	2,811,328
TOTAL CONSUMER DISCRETIONARY		35,010,912
CONSUMER STAPLES - 5.9%
Beverages - 0.4%
Molson Coors Brewing Co. Class B	42,300	2,284,200
Food & Staples Retailing - 1.5%
Wal-Mart Stores, Inc.	59,800	4,589,650
Walgreen Co.	64,240	3,805,578
		8,395,228
Food Products - 2.0%
Bunge Ltd.	32,300	2,652,799
Mondelez International, Inc.	188,390	6,337,440
The J.M. Smucker Co.	20,120	2,237,545
		11,227,784
Household Products - 1.5%
Procter & Gamble Co.	107,080	8,646,710
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.5%
Coty, Inc. Class A	207,100	$ 3,185,198
TOTAL CONSUMER STAPLES		33,739,120
ENERGY - 14.9%
Energy Equipment & Services - 1.0%
National Oilwell Varco, Inc.	66,700	5,414,706
Oil, Gas & Consumable Fuels - 13.9%
Anadarko Petroleum Corp.	88,920	8,473,187
Apache Corp.	60,800	5,399,040
Canadian Natural Resources Ltd.	318,900	10,120,751
Chevron Corp.	119,200	14,299,232
Marathon Petroleum Corp.	91,300	6,542,558
Noble Energy, Inc.	81,160	6,081,319
Occidental Petroleum Corp.	139,378	13,391,438
Suncor Energy, Inc.	324,600	11,795,995
The Williams Companies, Inc.	81,398	2,906,723
		79,010,243
TOTAL ENERGY		84,424,949
FINANCIALS - 27.0%
Capital Markets - 2.7%
Bank of New York Mellon Corp.	158,000	5,024,400
Goldman Sachs Group, Inc.	10,000	1,608,600
Invesco Ltd.	85,800	2,895,750
Morgan Stanley	153,700	4,415,801
SWS Group, Inc. (a)	201,000	1,131,630
		15,076,181
Commercial Banks - 8.3%
CIT Group, Inc.	95,900	4,618,544
First Citizen Bancshares, Inc.	27,700	5,864,921
Itau Unibanco Holding SA sponsored ADR	217,580	3,352,908
PNC Financial Services Group, Inc.	92,100	6,772,113
Popular, Inc. (a)	98,280	2,481,570
U.S. Bancorp	164,100	6,130,776
Wells Fargo & Co.	421,300	17,985,297
		47,206,129
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 1.2%
Cash America International, Inc.	45,000	$ 1,775,250
Credit Acceptance Corp. (a)	1,500	177,450
EZCORP, Inc. (non-vtg.) Class A (a)	173,800	2,733,874
SLM Corp.	69,500	1,763,215
		6,449,789
Diversified Financial Services - 4.1%
Berkshire Hathaway, Inc. Class B (a)	145,457	16,739,192
Interactive Brokers Group, Inc.	320,900	6,620,167
		23,359,359
Insurance - 5.5%
ACE Ltd.	64,500	6,155,880
AFLAC, Inc.	58,450	3,798,081
Donegal Group, Inc. Class A	90,500	1,434,425
Fairfax Financial Holdings Ltd. (sub. vtg.)	7,650	3,338,369
MetLife, Inc.	97,700	4,622,187
National Western Life Insurance Co. Class A	8,850	1,840,800
Old Republic International Corp.	173,700	2,916,423
StanCorp Financial Group, Inc.	50,500	2,974,450
Torchmark Corp.	56,350	4,105,661
		31,186,276
Real Estate Investment Trusts - 2.1%
American Tower Corp.	34,200	2,713,770
Boston Properties, Inc.	22,400	2,318,400
CyrusOne, Inc.	69,000	1,344,810
Eurobank Properties Real Estate Investment Co. (a)	312,000	3,821,034
New Residential Investment Corp.	110,000	727,100
Newcastle Investment Corp.	110,000	631,400
RAIT Financial Trust	40,000	302,000
		11,858,514
Real Estate Management & Development - 1.9%
Consolidated-Tomoka Land Co.	35,150	1,318,828
Kennedy-Wilson Holdings, Inc.	478,000	9,579,120
		10,897,948
Thrifts & Mortgage Finance - 1.2%
Beneficial Mutual Bancorp, Inc. (a)	210,000	2,047,500
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
HF Financial Corp.	2,000	$ 26,660
Meridian Interstate Bancorp, Inc. (a)	202,500	4,807,350
		6,881,510
TOTAL FINANCIALS		152,915,706
HEALTH CARE - 12.5%
Biotechnology - 0.5%
Amgen, Inc.	24,500	2,842,000
Health Care Equipment & Supplies - 0.6%
St. Jude Medical, Inc.	60,200	3,454,878
Health Care Providers & Services - 3.6%
Express Scripts Holding Co. (a)	52,100	3,257,292
HCA Holdings, Inc.	99,200	4,676,288
Quest Diagnostics, Inc.	50,300	3,013,473
UnitedHealth Group, Inc.	124,100	8,471,066
WellPoint, Inc.	13,401	1,136,405
		20,554,524
Pharmaceuticals - 7.8%
Actavis PLC (a)	26,700	4,127,286
Allergan, Inc.	21,600	1,957,176
Jazz Pharmaceuticals PLC (a)	40,600	3,684,044
Johnson & Johnson	102,100	9,455,481
Merck & Co., Inc.	258,300	11,646,747
Novartis AG	28,029	2,175,683
Pfizer, Inc.	152,900	4,690,972
Teva Pharmaceutical Industries Ltd. sponsored ADR	80,400	2,982,036
Valeant Pharmaceuticals International, Inc. (Canada) (a)	33,200	3,507,390
		44,226,815
TOTAL HEALTH CARE		71,078,217
INDUSTRIALS - 9.5%
Aerospace & Defense - 0.6%
General Dynamics Corp.	40,700	3,525,841
Air Freight & Logistics - 1.3%
FedEx Corp.	57,100	7,480,100
Commercial Services & Supplies - 0.6%
Waste Management, Inc.	77,201	3,361,332
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 2.4%
AECOM Technology Corp. (a)	190,400	$ 6,050,912
URS Corp.	138,600	7,514,892
		13,565,804
Industrial Conglomerates - 3.6%
Danaher Corp.	20,800	1,499,472
General Electric Co.	725,300	18,959,339
		20,458,811
Machinery - 0.3%
Terex Corp. (a)	38,400	1,342,080
Road & Rail - 0.7%
CSX Corp.	149,900	3,906,394
TOTAL INDUSTRIALS		53,640,362
INFORMATION TECHNOLOGY - 8.6%
Communications Equipment - 1.6%
Cisco Systems, Inc.	265,600	5,976,000
Juniper Networks, Inc. (a)	170,400	3,176,256
		9,152,256
Computers & Peripherals - 2.9%
Apple, Inc.	20,350	10,629,823
EMC Corp.	247,700	5,962,139
		16,591,962
Electronic Equipment & Components - 1.0%
Arrow Electronics, Inc. (a)	29,323	1,408,090
Jabil Circuit, Inc.	215,848	4,502,589
		5,910,679
IT Services - 0.5%
Global Payments, Inc.	43,600	2,593,328
Semiconductors & Semiconductor Equipment - 1.8%
Broadcom Corp. Class A	245,100	6,549,072
Samsung Electronics Co. Ltd.	2,466	3,404,086
		9,953,158
Software - 0.8%
Oracle Corp.	129,100	4,324,850
TOTAL INFORMATION TECHNOLOGY		48,526,233
Common Stocks - continued
	Shares	Value
MATERIALS - 2.6%
Chemicals - 1.7%
Ashland, Inc.	33,900	$ 3,137,445
Eastman Chemical Co.	45,700	3,600,703
LyondellBasell Industries NV Class A	36,620	2,731,852
		9,470,000
Containers & Packaging - 0.4%
Rock-Tenn Co. Class A	20,970	2,244,000
Metals & Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc.	55,400	2,036,504
Goldcorp, Inc.	33,300	848,269
		2,884,773
TOTAL MATERIALS		14,598,773
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	226,100	8,184,820
CenturyLink, Inc.	102,914	3,484,668
Frontier Communications Corp. (d)	235,200	1,037,232
		12,706,720
Wireless Telecommunication Services - 0.2%
NII Holdings, Inc. (a)(d)	363,300	1,249,752
TOTAL TELECOMMUNICATION SERVICES		13,956,472
UTILITIES - 6.0%
Electric Utilities - 3.0%
Edison International	79,600	3,902,788
ITC Holdings Corp.	49,700	4,999,323
NextEra Energy, Inc.	59,110	5,009,573
Xcel Energy, Inc.	101,400	2,926,404
		16,838,088
Gas Utilities - 0.8%
Atmos Energy Corp.	67,500	2,988,225
National Fuel Gas Co.	25,000	1,788,750
		4,776,975
Multi-Utilities - 2.2%
Alliant Energy Corp.	36,400	1,900,808
Ameren Corp.	48,300	1,747,494
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource, Inc.	117,800	$ 3,713,056
Sempra Energy	57,650	5,254,221
		12,615,579
TOTAL UTILITIES		34,230,642
TOTAL COMMON STOCKS (Cost $469,808,001)		542,121,386
Nonconvertible Preferred Stocks - 0.0%

FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Eagle Hospitality Properties Trust, Inc. 8.25% (a) (Cost $141,235)	47,000	94
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.04% 11/7/13 to 1/2/14 (e) (Cost $149,996)	$ 150,000	149,994
Money Market Funds - 4.3%
	Shares
Fidelity Cash Central Fund, 0.09% (b)	23,353,808	23,353,808
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	874,900	874,900
TOTAL MONEY MARKET FUNDS (Cost $24,228,708)		24,228,708
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $494,327,940)		566,500,182
NET OTHER ASSETS (LIABILITIES) - 0.0%		(247,602)
NET ASSETS - 100%		$ 566,252,580
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
64 ICE Russell 1000 Value Index Contracts (United States)	Dec. 2013	$ 5,640,960	$ 121,370

The face value of futures purchased as a percentage of net assets is 1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $149,994.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,897
Fidelity Securities Lending Cash Central Fund	33,532
Total	$ 47,429
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 35,010,912	$ 35,010,912	$ -	$ -
Consumer Staples	33,739,120	33,739,120	-	-
Energy	84,424,949	84,424,949	-	-
Financials	152,915,800	152,915,800	-	-
Health Care	71,078,217	68,902,534	2,175,683	-
Industrials	53,640,362	53,640,362	-	-
Information Technology	48,526,233	48,526,233	-	-
Materials	14,598,773	14,598,773	-	-
Telecommunication Services	13,956,472	13,956,472	-	-
Utilities	34,230,642	34,230,642	-	-
U.S. Government and Government Agency Obligations	149,994	-	149,994	-
Money Market Funds	24,228,708	24,228,708	-	-
Total Investments in Securities:	$ 566,500,182	$ 564,174,505	$ 2,325,677	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 121,370	$ 121,370	$ -	$ -
Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $498,519,391. Net unrealized appreciation aggregated $67,980,791, of which $90,609,685 related to appreciated investment securities and $22,628,894 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Series Stock Selector
Large Cap Value Fund

October 31, 2013

1.950919.100

ALDTI-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value
CONSUMER DISCRETIONARY - 6.3%
Auto Components - 1.2%
Delphi Automotive PLC	80,751	$ 4,618,957
TRW Automotive Holdings Corp. (a)	78,674	5,909,204
		10,528,161
Household Durables - 0.5%
Whirlpool Corp.	31,360	4,578,874
Internet & Catalog Retail - 0.6%
Liberty Media Corp. Interactive Series A (a)	210,985	5,688,156
Media - 2.1%
Comcast Corp. Class A	164,715	7,837,140
Omnicom Group, Inc.	48,000	3,269,280
Twenty-First Century Fox, Inc. Class A	232,760	7,932,461
		19,038,881
Multiline Retail - 1.4%
Macy's, Inc.	120,260	5,545,189
Target Corp.	101,819	6,596,853
		12,142,042
Specialty Retail - 0.5%
Staples, Inc.	275,007	4,433,113
TOTAL CONSUMER DISCRETIONARY		56,409,227
CONSUMER STAPLES - 6.0%
Beverages - 0.4%
Molson Coors Brewing Co. Class B	66,653	3,599,262
Food & Staples Retailing - 1.5%
Wal-Mart Stores, Inc.	94,132	7,224,631
Walgreen Co.	101,083	5,988,157
		13,212,788
Food Products - 2.0%
Bunge Ltd.	50,800	4,172,204
Mondelez International, Inc.	296,495	9,974,092
The J.M. Smucker Co.	31,608	3,515,126
		17,661,422
Household Products - 1.5%
Procter & Gamble Co.	168,585	13,613,239
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.6%
Coty, Inc. Class A	326,010	$ 5,014,034
TOTAL CONSUMER STAPLES		53,100,745
ENERGY - 14.7%
Energy Equipment & Services - 2.1%
Cameron International Corp. (a)	92,380	5,067,967
National Oilwell Varco, Inc.	164,616	13,363,527
		18,431,494
Oil, Gas & Consumable Fuels - 12.6%
Anadarko Petroleum Corp.	131,300	12,511,577
Apache Corp.	84,992	7,547,290
Chevron Corp.	393,586	47,214,572
Energen Corp.	91,400	7,158,448
Marathon Petroleum Corp.	158,300	11,343,778
Occidental Petroleum Corp.	248,582	23,883,759
The Williams Companies, Inc.	85,182	3,041,849
		112,701,273
TOTAL ENERGY		131,132,767
FINANCIALS - 24.9%
Capital Markets - 2.8%
BlackRock, Inc. Class A	42,119	12,669,816
Goldman Sachs Group, Inc.	18,343	2,950,655
State Street Corp.	135,354	9,484,255
		25,104,726
Commercial Banks - 7.9%
CIT Group, Inc.	185,300	8,924,048
PNC Financial Services Group, Inc.	168,000	12,353,040
Popular, Inc. (a)	137,274	3,466,169
U.S. Bancorp	428,308	16,001,587
Wells Fargo & Co.	681,875	29,109,244
		69,854,088
Consumer Finance - 1.6%
Capital One Financial Corp.	210,900	14,482,503
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 4.0%
Berkshire Hathaway, Inc. Class B (a)	238,137	$ 27,404,806
The NASDAQ Stock Market, Inc.	224,201	7,943,441
		35,348,247
Insurance - 6.6%
ACE Ltd.	128,920	12,304,125
AFLAC, Inc.	137,600	8,941,248
Axis Capital Holdings Ltd.	202,700	9,612,034
MetLife, Inc.	210,651	9,965,899
Reinsurance Group of America, Inc.	114,400	8,142,992
The Travelers Companies, Inc.	116,600	10,062,580
		59,028,878
Real Estate Investment Trusts - 1.3%
Boston Properties, Inc.	49,271	5,099,549
Simon Property Group, Inc.	41,704	6,445,353
		11,544,902
Real Estate Management & Development - 0.7%
CBRE Group, Inc. (a)	271,710	6,311,823
TOTAL FINANCIALS		221,675,167
HEALTH CARE - 12.1%
Biotechnology - 0.9%
Amgen, Inc.	36,638	4,250,008
Cubist Pharmaceuticals, Inc.	61,546	3,815,852
Prothena Corp. PLC (a)	9	216
		8,066,076
Health Care Equipment & Supplies - 0.6%
St. Jude Medical, Inc.	96,569	5,542,095
Health Care Providers & Services - 5.1%
Express Scripts Holding Co. (a)	74,937	4,685,061
HCA Holdings, Inc.	199,700	9,413,858
McKesson Corp.	33,541	5,243,800
Quest Diagnostics, Inc.	132,400	7,932,084
UnitedHealth Group, Inc.	220,500	15,051,330
WellPoint, Inc.	32,447	2,751,506
		45,077,639
Pharmaceuticals - 5.5%
Allergan, Inc.	38,050	3,447,711
Jazz Pharmaceuticals PLC (a)	58,165	5,277,892
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	141,505	$ 13,104,778
Mallinckrodt PLC (a)	51,508	2,163,851
Merck & Co., Inc.	425,600	19,190,304
Pfizer, Inc.	200,238	6,143,302
		49,327,838
TOTAL HEALTH CARE		108,013,648
INDUSTRIALS - 9.3%
Aerospace & Defense - 0.7%
General Dynamics Corp.	67,959	5,887,288
Air Freight & Logistics - 1.3%
FedEx Corp.	86,025	11,269,275
Commercial Services & Supplies - 0.6%
Waste Management, Inc.	121,595	5,294,246
Construction & Engineering - 2.2%
AECOM Technology Corp. (a)	268,387	8,529,339
URS Corp.	207,548	11,253,253
		19,782,592
Industrial Conglomerates - 3.5%
Danaher Corp.	18,231	1,314,273
General Electric Co.	1,153,447	30,151,105
		31,465,378
Machinery - 0.2%
Terex Corp. (a)	59,327	2,073,479
Road & Rail - 0.8%
CSX Corp.	262,016	6,828,137
TOTAL INDUSTRIALS		82,600,395
INFORMATION TECHNOLOGY - 8.3%
Communications Equipment - 1.6%
Cisco Systems, Inc.	413,368	9,300,780
Juniper Networks, Inc. (a)	285,040	5,313,146
		14,613,926
Computers & Peripherals - 2.9%
Apple, Inc.	30,958	16,170,911
EMC Corp.	397,470	9,567,103
		25,738,014
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 1.1%
Arrow Electronics, Inc. (a)	61,851	$ 2,970,085
Jabil Circuit, Inc.	312,519	6,519,146
		9,489,231
IT Services - 0.6%
Total System Services, Inc.	179,341	5,349,742
Semiconductors & Semiconductor Equipment - 1.5%
Broadcom Corp. Class A	380,135	10,157,207
Intersil Corp. Class A	269,505	3,007,676
		13,164,883
Software - 0.6%
Oracle Corp.	164,631	5,515,139
TOTAL INFORMATION TECHNOLOGY		73,870,935
MATERIALS - 2.6%
Chemicals - 1.4%
Ashland, Inc.	38,400	3,553,920
Eastman Chemical Co.	60,600	4,774,674
LyondellBasell Industries NV Class A	52,900	3,946,340
		12,274,934
Containers & Packaging - 0.3%
Rock-Tenn Co. Class A	29,034	3,106,928
Metals & Mining - 0.9%
Freeport-McMoRan Copper & Gold, Inc.	161,488	5,936,299
Newmont Mining Corp.	65,100	1,774,626
		7,710,925
TOTAL MATERIALS		23,092,787
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	398,205	14,415,021
CenturyLink, Inc.	167,542	5,672,972
Frontier Communications Corp. (d)	430,313	1,897,680
		21,985,673
Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. (a)	210,957	725,692
TOTAL TELECOMMUNICATION SERVICES		22,711,365
Common Stocks - continued
	Shares	Value
UTILITIES - 6.0%
Electric Utilities - 2.8%
Edison International	107,800	$ 5,285,434
ITC Holdings Corp.	72,870	7,329,993
NextEra Energy, Inc.	89,400	7,576,650
Xcel Energy, Inc.	158,800	4,582,968
		24,775,045
Gas Utilities - 0.9%
Atmos Energy Corp.	104,169	4,611,562
National Fuel Gas Co.	42,600	3,048,030
		7,659,592
Multi-Utilities - 2.3%
Ameren Corp.	116,100	4,200,498
CMS Energy Corp.	154,900	4,253,554
NiSource, Inc.	173,600	5,471,872
Sempra Energy	73,632	6,710,820
		20,636,744
TOTAL UTILITIES		53,071,381
TOTAL COMMON STOCKS (Cost $708,401,801)		825,678,417
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.05% 11/7/13 to 1/23/14 (e) (Cost $379,991)	$ 380,000	379,992
Money Market Funds - 4.5%
	Shares	Value
Fidelity Cash Central Fund, 0.09% (b)	37,922,617	$ 37,922,617
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	1,936,100	1,936,100
TOTAL MONEY MARKET FUNDS (Cost $39,858,717)		39,858,717
TOTAL INVESTMENT PORTFOLIO - 97.3% (Cost $748,640,509)		865,917,126
NET OTHER ASSETS (LIABILITIES) - 2.7%		24,083,232
NET ASSETS - 100%		$ 890,000,358
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
170 ICE Russell 1000 Value Index Contracts (United States)	Dec. 2013	$ 14,983,800	$ 280,360

The face value of futures purchased as a percentage of net assets is 1.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $379,992.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,095
Fidelity Securities Lending Cash Central Fund	34,242
Total	$ 53,337
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 56,409,227	$ 56,409,227	$ -	$ -
Consumer Staples	53,100,745	53,100,745	-	-
Energy	131,132,767	131,132,767	-	-
Financials	221,675,167	221,675,167	-	-
Health Care	108,013,648	108,013,648	-	-
Industrials	82,600,395	82,600,395	-	-
Information Technology	73,870,935	73,870,935	-	-
Materials	23,092,787	23,092,787	-	-
Telecommunication Services	22,711,365	22,711,365	-	-
Utilities	53,071,381	53,071,381	-	-
U.S. Government and Government Agency Obligations	379,992	-	379,992	-
Money Market Funds	39,858,717	39,858,717	-	-
Total Investments in Securities:	$ 865,917,126	$ 865,537,134	$ 379,992	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 280,360	$ 280,360	$ -	$ -
Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $748,861,791. Net unrealized appreciation aggregated $117,055,335, of which $123,542,455 related to appreciated investment securities and $6,487,120 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Stock Selector Large Cap Value Fund

October 31, 2013

1.809080.110

LCV-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
CONSUMER DISCRETIONARY - 6.2%
Auto Components - 1.1%
Delphi Automotive PLC	51,200	$ 2,928,640
TRW Automotive Holdings Corp. (a)	39,800	2,989,378
		5,918,018
Household Durables - 0.5%
Whirlpool Corp.	19,900	2,905,599
Internet & Catalog Retail - 0.6%
Liberty Media Corp. Interactive Series A (a)	133,800	3,607,248
Media - 2.1%
Comcast Corp. Class A	104,475	4,970,921
Omnicom Group, Inc.	30,400	2,070,544
Twenty-First Century Fox, Inc. Class A	147,600	5,030,208
		12,071,673
Multiline Retail - 1.4%
Macy's, Inc.	76,250	3,515,888
Target Corp.	64,534	4,181,158
		7,697,046
Specialty Retail - 0.5%
Staples, Inc.	174,400	2,811,328
TOTAL CONSUMER DISCRETIONARY		35,010,912
CONSUMER STAPLES - 5.9%
Beverages - 0.4%
Molson Coors Brewing Co. Class B	42,300	2,284,200
Food & Staples Retailing - 1.5%
Wal-Mart Stores, Inc.	59,800	4,589,650
Walgreen Co.	64,240	3,805,578
		8,395,228
Food Products - 2.0%
Bunge Ltd.	32,300	2,652,799
Mondelez International, Inc.	188,390	6,337,440
The J.M. Smucker Co.	20,120	2,237,545
		11,227,784
Household Products - 1.5%
Procter & Gamble Co.	107,080	8,646,710
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.5%
Coty, Inc. Class A	207,100	$ 3,185,198
TOTAL CONSUMER STAPLES		33,739,120
ENERGY - 14.9%
Energy Equipment & Services - 1.0%
National Oilwell Varco, Inc.	66,700	5,414,706
Oil, Gas & Consumable Fuels - 13.9%
Anadarko Petroleum Corp.	88,920	8,473,187
Apache Corp.	60,800	5,399,040
Canadian Natural Resources Ltd.	318,900	10,120,751
Chevron Corp.	119,200	14,299,232
Marathon Petroleum Corp.	91,300	6,542,558
Noble Energy, Inc.	81,160	6,081,319
Occidental Petroleum Corp.	139,378	13,391,438
Suncor Energy, Inc.	324,600	11,795,995
The Williams Companies, Inc.	81,398	2,906,723
		79,010,243
TOTAL ENERGY		84,424,949
FINANCIALS - 27.0%
Capital Markets - 2.7%
Bank of New York Mellon Corp.	158,000	5,024,400
Goldman Sachs Group, Inc.	10,000	1,608,600
Invesco Ltd.	85,800	2,895,750
Morgan Stanley	153,700	4,415,801
SWS Group, Inc. (a)	201,000	1,131,630
		15,076,181
Commercial Banks - 8.3%
CIT Group, Inc.	95,900	4,618,544
First Citizen Bancshares, Inc.	27,700	5,864,921
Itau Unibanco Holding SA sponsored ADR	217,580	3,352,908
PNC Financial Services Group, Inc.	92,100	6,772,113
Popular, Inc. (a)	98,280	2,481,570
U.S. Bancorp	164,100	6,130,776
Wells Fargo & Co.	421,300	17,985,297
		47,206,129
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 1.2%
Cash America International, Inc.	45,000	$ 1,775,250
Credit Acceptance Corp. (a)	1,500	177,450
EZCORP, Inc. (non-vtg.) Class A (a)	173,800	2,733,874
SLM Corp.	69,500	1,763,215
		6,449,789
Diversified Financial Services - 4.1%
Berkshire Hathaway, Inc. Class B (a)	145,457	16,739,192
Interactive Brokers Group, Inc.	320,900	6,620,167
		23,359,359
Insurance - 5.5%
ACE Ltd.	64,500	6,155,880
AFLAC, Inc.	58,450	3,798,081
Donegal Group, Inc. Class A	90,500	1,434,425
Fairfax Financial Holdings Ltd. (sub. vtg.)	7,650	3,338,369
MetLife, Inc.	97,700	4,622,187
National Western Life Insurance Co. Class A	8,850	1,840,800
Old Republic International Corp.	173,700	2,916,423
StanCorp Financial Group, Inc.	50,500	2,974,450
Torchmark Corp.	56,350	4,105,661
		31,186,276
Real Estate Investment Trusts - 2.1%
American Tower Corp.	34,200	2,713,770
Boston Properties, Inc.	22,400	2,318,400
CyrusOne, Inc.	69,000	1,344,810
Eurobank Properties Real Estate Investment Co. (a)	312,000	3,821,034
New Residential Investment Corp.	110,000	727,100
Newcastle Investment Corp.	110,000	631,400
RAIT Financial Trust	40,000	302,000
		11,858,514
Real Estate Management & Development - 1.9%
Consolidated-Tomoka Land Co.	35,150	1,318,828
Kennedy-Wilson Holdings, Inc.	478,000	9,579,120
		10,897,948
Thrifts & Mortgage Finance - 1.2%
Beneficial Mutual Bancorp, Inc. (a)	210,000	2,047,500
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
HF Financial Corp.	2,000	$ 26,660
Meridian Interstate Bancorp, Inc. (a)	202,500	4,807,350
		6,881,510
TOTAL FINANCIALS		152,915,706
HEALTH CARE - 12.5%
Biotechnology - 0.5%
Amgen, Inc.	24,500	2,842,000
Health Care Equipment & Supplies - 0.6%
St. Jude Medical, Inc.	60,200	3,454,878
Health Care Providers & Services - 3.6%
Express Scripts Holding Co. (a)	52,100	3,257,292
HCA Holdings, Inc.	99,200	4,676,288
Quest Diagnostics, Inc.	50,300	3,013,473
UnitedHealth Group, Inc.	124,100	8,471,066
WellPoint, Inc.	13,401	1,136,405
		20,554,524
Pharmaceuticals - 7.8%
Actavis PLC (a)	26,700	4,127,286
Allergan, Inc.	21,600	1,957,176
Jazz Pharmaceuticals PLC (a)	40,600	3,684,044
Johnson & Johnson	102,100	9,455,481
Merck & Co., Inc.	258,300	11,646,747
Novartis AG	28,029	2,175,683
Pfizer, Inc.	152,900	4,690,972
Teva Pharmaceutical Industries Ltd. sponsored ADR	80,400	2,982,036
Valeant Pharmaceuticals International, Inc. (Canada) (a)	33,200	3,507,390
		44,226,815
TOTAL HEALTH CARE		71,078,217
INDUSTRIALS - 9.5%
Aerospace & Defense - 0.6%
General Dynamics Corp.	40,700	3,525,841
Air Freight & Logistics - 1.3%
FedEx Corp.	57,100	7,480,100
Commercial Services & Supplies - 0.6%
Waste Management, Inc.	77,201	3,361,332
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 2.4%
AECOM Technology Corp. (a)	190,400	$ 6,050,912
URS Corp.	138,600	7,514,892
		13,565,804
Industrial Conglomerates - 3.6%
Danaher Corp.	20,800	1,499,472
General Electric Co.	725,300	18,959,339
		20,458,811
Machinery - 0.3%
Terex Corp. (a)	38,400	1,342,080
Road & Rail - 0.7%
CSX Corp.	149,900	3,906,394
TOTAL INDUSTRIALS		53,640,362
INFORMATION TECHNOLOGY - 8.6%
Communications Equipment - 1.6%
Cisco Systems, Inc.	265,600	5,976,000
Juniper Networks, Inc. (a)	170,400	3,176,256
		9,152,256
Computers & Peripherals - 2.9%
Apple, Inc.	20,350	10,629,823
EMC Corp.	247,700	5,962,139
		16,591,962
Electronic Equipment & Components - 1.0%
Arrow Electronics, Inc. (a)	29,323	1,408,090
Jabil Circuit, Inc.	215,848	4,502,589
		5,910,679
IT Services - 0.5%
Global Payments, Inc.	43,600	2,593,328
Semiconductors & Semiconductor Equipment - 1.8%
Broadcom Corp. Class A	245,100	6,549,072
Samsung Electronics Co. Ltd.	2,466	3,404,086
		9,953,158
Software - 0.8%
Oracle Corp.	129,100	4,324,850
TOTAL INFORMATION TECHNOLOGY		48,526,233
Common Stocks - continued
	Shares	Value
MATERIALS - 2.6%
Chemicals - 1.7%
Ashland, Inc.	33,900	$ 3,137,445
Eastman Chemical Co.	45,700	3,600,703
LyondellBasell Industries NV Class A	36,620	2,731,852
		9,470,000
Containers & Packaging - 0.4%
Rock-Tenn Co. Class A	20,970	2,244,000
Metals & Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc.	55,400	2,036,504
Goldcorp, Inc.	33,300	848,269
		2,884,773
TOTAL MATERIALS		14,598,773
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	226,100	8,184,820
CenturyLink, Inc.	102,914	3,484,668
Frontier Communications Corp. (d)	235,200	1,037,232
		12,706,720
Wireless Telecommunication Services - 0.2%
NII Holdings, Inc. (a)(d)	363,300	1,249,752
TOTAL TELECOMMUNICATION SERVICES		13,956,472
UTILITIES - 6.0%
Electric Utilities - 3.0%
Edison International	79,600	3,902,788
ITC Holdings Corp.	49,700	4,999,323
NextEra Energy, Inc.	59,110	5,009,573
Xcel Energy, Inc.	101,400	2,926,404
		16,838,088
Gas Utilities - 0.8%
Atmos Energy Corp.	67,500	2,988,225
National Fuel Gas Co.	25,000	1,788,750
		4,776,975
Multi-Utilities - 2.2%
Alliant Energy Corp.	36,400	1,900,808
Ameren Corp.	48,300	1,747,494
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource, Inc.	117,800	$ 3,713,056
Sempra Energy	57,650	5,254,221
		12,615,579
TOTAL UTILITIES		34,230,642
TOTAL COMMON STOCKS (Cost $469,808,001)		542,121,386
Nonconvertible Preferred Stocks - 0.0%

FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Eagle Hospitality Properties Trust, Inc. 8.25% (a) (Cost $141,235)	47,000	94
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.04% 11/7/13 to 1/2/14 (e) (Cost $149,996)	$ 150,000	149,994
Money Market Funds - 4.3%
	Shares
Fidelity Cash Central Fund, 0.09% (b)	23,353,808	23,353,808
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	874,900	874,900
TOTAL MONEY MARKET FUNDS (Cost $24,228,708)		24,228,708
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $494,327,940)		566,500,182
NET OTHER ASSETS (LIABILITIES) - 0.0%		(247,602)
NET ASSETS - 100%		$ 566,252,580
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
64 ICE Russell 1000 Value Index Contracts (United States)	Dec. 2013	$ 5,640,960	$ 121,370

The face value of futures purchased as a percentage of net assets is 1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $149,994.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,897
Fidelity Securities Lending Cash Central Fund	33,532
Total	$ 47,429
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 35,010,912	$ 35,010,912	$ -	$ -
Consumer Staples	33,739,120	33,739,120	-	-
Energy	84,424,949	84,424,949	-	-
Financials	152,915,800	152,915,800	-	-
Health Care	71,078,217	68,902,534	2,175,683	-
Industrials	53,640,362	53,640,362	-	-
Information Technology	48,526,233	48,526,233	-	-
Materials	14,598,773	14,598,773	-	-
Telecommunication Services	13,956,472	13,956,472	-	-
Utilities	34,230,642	34,230,642	-	-
U.S. Government and Government Agency Obligations	149,994	-	149,994	-
Money Market Funds	24,228,708	24,228,708	-	-
Total Investments in Securities:	$ 566,500,182	$ 564,174,505	$ 2,325,677	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 121,370	$ 121,370	$ -	$ -
Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $498,519,391. Net unrealized appreciation aggregated $67,980,791, of which $90,609,685 related to appreciated investment securities and $22,628,894 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Large Cap
Value Fund

October 31, 2013

1.884765.109

LPV-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.6%
Auto Components - 0.2%
Allison Transmission Holdings, Inc.	3,100	$ 75,485
Gentex Corp.	208,921	6,150,634
Johnson Controls, Inc.	76,880	3,548,012
Lear Corp.	8,100	626,859
TRW Automotive Holdings Corp. (a)	11,800	886,298
		11,287,288
Automobiles - 0.3%
Ford Motor Co.	872,737	14,932,530
General Motors Co. (a)	93,600	3,458,520
		18,391,050
Distributors - 0.0%
Genuine Parts Co.	1,200	94,596
LKQ Corp. (a)	73,800	2,437,614
		2,532,210
Diversified Consumer Services - 0.0%
Apollo Group, Inc. Class A (non-vtg.) (a)	10,522	280,832
DeVry, Inc.	6,769	243,007
H&R Block, Inc.	100	2,844
Service Corp. International	5,000	90,050
Weight Watchers International, Inc.	1,200	38,532
		655,265
Hotels, Restaurants & Leisure - 1.1%
Arcos Dorados Holdings, Inc. Class A	78,700	947,548
Carnival Corp. unit	47,100	1,632,015
Choice Hotels International, Inc.	3,100	144,429
Darden Restaurants, Inc.	5,000	257,650
Hyatt Hotels Corp. Class A (a)	5,000	238,000
Marriott International, Inc. Class A	3,100	139,748
McDonald's Corp.	352,700	34,042,604
MGM Mirage, Inc. (a)	42,800	814,912
Penn National Gaming, Inc. (a)	7,400	432,974
Royal Caribbean Cruises Ltd.	18,000	756,720
Starwood Hotels & Resorts Worldwide, Inc.	12,400	912,888
Texas Roadhouse, Inc. Class A	175,400	4,809,468
Wendy's Co.	32,200	279,818
Yum! Brands, Inc.	363,900	24,606,918
		70,015,692
Household Durables - 0.1%
D.R. Horton, Inc.	30,400	576,080
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Garmin Ltd.	14,300	$ 668,525
Harman International Industries, Inc.	7,400	599,548
Leggett & Platt, Inc.	16,100	478,814
Lennar Corp. Class A	18,600	661,230
Mohawk Industries, Inc. (a)	6,800	900,456
Newell Rubbermaid, Inc.	13,600	402,968
Taylor Morrison Home Corp.	600	13,344
Toll Brothers, Inc. (a)	18,600	611,568
Whirlpool Corp.	8,700	1,270,287
		6,182,820
Internet & Catalog Retail - 0.0%
Expedia, Inc.	16,100	947,968
Liberty Media Corp. Interactive Series A (a)	53,900	1,453,144
		2,401,112
Leisure Equipment & Products - 0.2%
Hasbro, Inc.	1,900	98,135
Mattel, Inc.	208,900	9,268,893
		9,367,028
Media - 3.5%
CBS Corp. Class B	5,600	331,184
Comcast Corp.:
Class A	1,221,100	58,099,938
Class A (special) (non-vtg.)	1,015,900	47,036,170
DreamWorks Animation SKG, Inc. Class A (a)	8,700	297,888
Gannett Co., Inc.	25,400	702,818
Interpublic Group of Companies, Inc.	28,500	478,800
John Wiley & Sons, Inc. Class A	5,000	251,450
Liberty Global PLC Class A (a)	6,800	532,916
Liberty Media Corp. Class A (a)	11,200	1,712,592
News Corp. Class A (a)	14,900	262,240
Regal Entertainment Group Class A	7,400	140,674
Scripps Networks Interactive, Inc. Class A	33,500	2,696,750
Sinclair Broadcast Group, Inc. Class A	133,300	4,273,598
Sirius XM Radio, Inc.	181,600	684,632
Starz - Liberty Capital Series A (a)	1,200	36,180
The Walt Disney Co.	158,700	10,885,233
Thomson Reuters Corp.	42,200	1,585,763
Time Warner, Inc.	1,202,500	82,659,850
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Twenty-First Century Fox, Inc. Class A	59,500	$ 2,027,760
Washington Post Co. Class B	614	394,998
		215,091,434
Multiline Retail - 1.8%
Big Lots, Inc. (a)	5,000	181,800
Dillard's, Inc. Class A	1,200	98,376
J.C. Penney Co., Inc. (a)	21,100	158,250
Kohl's Corp.	499,000	28,343,200
Macy's, Inc.	9,900	456,489
Sears Holdings Corp. (a)(d)	5,000	290,400
Target Corp.	1,271,300	82,367,527
		111,896,042
Specialty Retail - 1.2%
Aarons, Inc. Class A	7,400	209,938
Abercrombie & Fitch Co. Class A	8,100	303,588
American Eagle Outfitters, Inc.	419,600	6,499,604
Ascena Retail Group, Inc. (a)	12,400	245,396
Best Buy Co., Inc.	22,300	954,440
Chico's FAS, Inc.	1,200	20,580
CST Brands, Inc.	6,800	219,232
DSW, Inc. Class A	600	52,602
Foot Locker, Inc.	150,292	5,215,132
GameStop Corp. Class A	13,000	712,660
Guess?, Inc.	6,800	212,500
H&M Hennes & Mauritz AB (B Shares)	75,000	3,240,716
Lowe's Companies, Inc.	859,700	42,795,866
Murphy U.S.A., Inc.	100	4,058
Signet Jewelers Ltd.	8,100	604,746
Staples, Inc.	763,000	12,299,560
		73,590,618
Textiles, Apparel & Luxury Goods - 0.2%
adidas AG	29,800	3,401,957
Coach, Inc.	46,500	2,356,620
Deckers Outdoor Corp. (a)	2,500	172,075
Li & Fung Ltd.	3,570,000	5,046,717
PVH Corp.	1,200	149,484
		11,126,853
TOTAL CONSUMER DISCRETIONARY		532,537,412
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 10.2%
Beverages - 1.7%
Beam, Inc.	18,000	$ 1,211,400
C&C Group PLC	143,200	839,353
Coca-Cola Enterprises, Inc.	19,800	826,254
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,200	78,360
Molson Coors Brewing Co. Class B	374,400	20,217,600
PepsiCo, Inc.	240,464	20,220,618
Remy Cointreau SA	39,100	3,858,438
SABMiller PLC	97,900	5,107,897
The Coca-Cola Co.	1,359,300	53,787,501
		106,147,421
Food & Staples Retailing - 2.4%
CVS Caremark Corp.	505,830	31,492,976
Jeronimo Martins SGPS SA	47,100	870,360
Safeway, Inc.	25,400	886,460
Sprouts Farmers Market LLC	600	27,636
Sysco Corp.	146,300	4,731,342
Wal-Mart Stores, Inc.	221,242	16,980,324
Walgreen Co.	1,515,500	89,778,220
		144,767,318
Food Products - 1.3%
Archer Daniels Midland Co.	68,800	2,813,920
Bunge Ltd.	16,700	1,371,571
Campbell Soup Co.	6,800	289,476
ConAgra Foods, Inc.	3,700	117,697
Danone SA	114,100	8,461,691
Dean Foods Co. (a)	10,500	204,750
Ingredion, Inc.	7,400	486,624
Kellogg Co.	839,300	53,085,725
Mead Johnson Nutrition Co. Class A	30,400	2,482,464
Mondelez International, Inc.	197,712	6,651,032
Pinnacle Foods, Inc.	1,900	51,471
The J.M. Smucker Co.	10,500	1,167,705
Tyson Foods, Inc. Class A	33,500	926,945
Unilever NV (Certificaten Van Aandelen) (Bearer)	111,000	4,400,648
		82,511,719
Household Products - 2.7%
Clorox Co.	2,500	225,475
Energizer Holdings, Inc.	7,400	726,014
Kimberly-Clark Corp.	210,800	22,766,400
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Procter & Gamble Co.	1,771,547	$ 143,052,420
Svenska Cellulosa AB (SCA) (B Shares)	45,900	1,303,323
		168,073,632
Personal Products - 0.0%
Oriflame Cosmetics SA SDR	13,000	411,262
Tobacco - 2.1%
Altria Group, Inc.	609,900	22,706,577
British American Tobacco PLC sponsored ADR	360,100	39,787,449
Lorillard, Inc.	827,618	42,216,794
Philip Morris International, Inc.	300,600	26,789,472
Reynolds American, Inc.	8,700	446,919
		131,947,211
TOTAL CONSUMER STAPLES		633,858,563
ENERGY - 13.4%
Energy Equipment & Services - 1.4%
Atwood Oceanics, Inc. (a)	5,600	297,528
Baker Hughes, Inc.	43,400	2,521,106
Cameron International Corp. (a)	10,526	577,456
Diamond Offshore Drilling, Inc.	8,100	501,633
Ensco PLC Class A	259,700	14,971,705
Frank's International NV	1,900	58,121
Halliburton Co.	267,141	14,166,487
Helmerich & Payne, Inc.	10,500	814,275
McDermott International, Inc. (a)	25,400	179,578
Nabors Industries Ltd.	32,900	575,092
National Oilwell Varco, Inc.	218,200	17,713,476
Noble Corp.	254,800	9,605,960
Oil States International, Inc. (a)	6,200	673,506
Patterson-UTI Energy, Inc.	16,100	390,586
Rowan Companies PLC (a)	14,300	515,944
RPC, Inc.	1,200	22,008
Schlumberger Ltd.	225,600	21,143,232
Superior Energy Services, Inc. (a)	17,400	466,842
Tidewater, Inc.	5,600	337,232
Unit Corp. (a)	5,600	287,896
		85,819,663
Oil, Gas & Consumable Fuels - 12.0%
Access Midstream Partners LP	139,500	7,468,830
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Anadarko Petroleum Corp.	67,531	$ 6,435,029
Apache Corp.	502,679	44,637,895
Atlas Pipeline Partners LP	243,600	9,393,216
BG Group PLC	363,900	7,430,583
Canadian Natural Resources Ltd.	548,600	17,410,611
Chesapeake Energy Corp.	64,500	1,803,420
Chevron Corp.	1,690,348	202,774,146
Cimarex Energy Co.	9,300	979,755
Cobalt International Energy, Inc. (a)	2,500	58,025
ConocoPhillips Co.	138,800	10,174,040
CONSOL Energy, Inc.	198,400	7,241,600
Denbury Resources, Inc. (a)	42,800	812,772
Devon Energy Corp.	45,900	2,901,798
Energen Corp.	8,100	634,392
ENI SpA	114,100	2,896,651
EOG Resources, Inc.	1,900	338,960
EQT Corp.	1,200	102,732
EV Energy Partners LP	210,100	7,737,983
Exxon Mobil Corp.	1,785,798	160,043,217
Golar LNG Ltd. (NASDAQ)	5,000	185,650
Gulfport Energy Corp. (a)	1,900	111,511
Hess Corp.	166,100	13,487,320
Holly Energy Partners LP	144,400	4,597,696
HollyFrontier Corp.	111,600	5,140,296
Imperial Oil Ltd.	61,400	2,681,189
Kinder Morgan Holding Co. LLC	6,200	218,922
Laredo Petroleum Holdings, Inc. (a)	600	19,062
Legacy Reserves LP	114,100	3,040,765
Magellan Midstream Partners LP	11,200	672,448
Marathon Oil Corp.	80,000	2,820,800
Marathon Petroleum Corp.	36,000	2,579,760
Markwest Energy Partners LP	283,953	21,092,029
MPLX LP	14,327	527,807
Murphy Oil Corp.	21,700	1,308,944
Newfield Exploration Co. (a)	15,500	471,975
Occidental Petroleum Corp.	900,605	86,530,128
PBF Energy, Inc. Class A	2,500	65,825
Peabody Energy Corp.	76,200	1,484,376
Phillips 66 Co.	67,600	4,355,468
Pioneer Natural Resources Co.	3,700	757,686
QEP Resources, Inc.	18,000	595,080
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Royal Dutch Shell PLC Class A (United Kingdom)	567,800	$ 18,910,484
SandRidge Energy, Inc. (a)	53,900	341,726
Scorpio Tankers, Inc.	132,600	1,530,204
Spectra Energy Corp.	75,600	2,689,092
Suncor Energy, Inc.	704,800	25,612,499
Teekay Corp.	4,300	186,749
Tesoro Corp.	14,300	699,127
The Williams Companies, Inc.	1,175,274	41,969,035
Tsakos Energy Navigation Ltd.	258,141	1,293,286
Ultra Petroleum Corp. (a)	18,000	330,480
Valero Energy Corp.	59,500	2,449,615
Western Gas Partners LP	26,000	1,562,860
Whiting Petroleum Corp. (a)	12,400	829,436
Williams Partners LP	60,100	3,090,342
World Fuel Services Corp.	6,800	259,420
WPX Energy, Inc. (a)	21,700	480,438
		746,255,185
TOTAL ENERGY		832,074,848
FINANCIALS - 21.7%
Capital Markets - 3.4%
American Capital Ltd. (a)	33,500	469,335
Ameriprise Financial, Inc.	15,500	1,558,370
Apollo Investment Corp.	1,184,500	10,103,785
Ares Capital Corp.	30,400	528,048
Artisan Partners Asset Management, Inc.	600	35,922
Ashmore Group PLC	427,100	2,770,065
Bank of New York Mellon Corp.	129,500	4,118,100
BlackRock, Inc. Class A	34,700	10,438,107
Carlyle Group LP	88,000	2,720,960
Charles Schwab Corp.	1,754,800	39,746,220
E*TRADE Financial Corp. (a)	35,775	604,955
Goldman Sachs Group, Inc.	53,931	8,675,341
Greenhill & Co., Inc.	96,700	4,960,710
Invesco Ltd.	49,600	1,674,000
KKR & Co. LP	1,045,100	22,939,945
Legg Mason, Inc.	12,400	477,028
LPL Financial	1,200	48,888
Morgan Stanley	1,834,800	52,713,804
Northern Trust Corp.	231,800	13,078,156
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Raymond James Financial, Inc.	13,665	$ 623,807
SEI Investments Co.	600	19,914
State Street Corp.	294,076	20,605,905
TD Ameritrade Holding Corp.	26,000	708,760
The Blackstone Group LP	377,500	9,920,700
UBS AG	176,039	3,404,783
		212,945,608
Commercial Banks - 6.2%
Associated Banc-Corp.	19,200	312,192
Bank of Hawaii Corp.	5,000	289,900
BankUnited, Inc.	7,400	227,698
BB&T Corp.	81,800	2,778,746
BNP Paribas SA	42,200	3,124,981
BOK Financial Corp.	3,100	189,813
CapitalSource, Inc.	22,300	291,684
CIT Group, Inc.	84,900	4,088,784
City National Corp.	5,000	360,550
Comerica, Inc.	593,200	25,685,560
Commerce Bancshares, Inc.	8,700	400,287
Cullen/Frost Bankers, Inc.	47,700	3,376,683
East West Bancorp, Inc.	15,500	522,195
Erste Group Bank AG	85,500	3,015,376
Fifth Third Bancorp	95,442	1,816,261
First Citizen Bancshares, Inc.	600	127,038
First Horizon National Corp.	28,500	303,525
First Niagara Financial Group, Inc.	40,300	444,509
First Republic Bank	13,000	663,910
Fulton Financial Corp.	21,700	264,957
Huntington Bancshares, Inc.	92,400	813,120
KeyCorp	101,695	1,274,238
M&T Bank Corp.	249,200	28,042,476
Nordea Bank AB	203,400	2,605,258
PNC Financial Services Group, Inc.	415,300	30,537,009
Popular, Inc. (a)	9,700	244,925
Regions Financial Corp.	156,800	1,509,984
Signature Bank (a)	5,000	509,100
Standard Chartered PLC (United Kingdom)	474,809	11,415,825
SunTrust Banks, Inc.	200,200	6,734,728
SVB Financial Group (a)	5,000	478,900
Synovus Financial Corp.	110,300	358,475
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
TCF Financial Corp.	18,600	$ 282,348
U.S. Bancorp	1,576,921	58,913,769
Valley National Bancorp	22,900	223,275
Wells Fargo & Co.	4,405,349	188,064,349
Zions Bancorporation	20,453	580,252
		380,872,680
Consumer Finance - 0.2%
Capital One Financial Corp.	67,591	4,641,474
Discover Financial Services	55,200	2,863,776
SLM Corp.	253,500	6,431,295
		13,936,545
Diversified Financial Services - 6.1%
Bank of America Corp.	3,424,032	47,799,487
Berkshire Hathaway, Inc. Class B (a)	205,800	23,683,464
Citigroup, Inc.	1,432,514	69,878,033
CME Group, Inc.	36,000	2,671,560
ING U.S., Inc.	8,700	269,874
Interactive Brokers Group, Inc.	5,600	115,528
JPMorgan Chase & Co.	4,213,150	217,145,751
KKR Financial Holdings LLC	874,944	8,670,695
Leucadia National Corp.	29,100	824,694
McGraw-Hill Companies, Inc.	16,700	1,163,656
MSCI, Inc. Class A (a)	8,100	330,237
NYSE Euronext	99,800	4,393,196
The NASDAQ Stock Market, Inc.	12,400	439,332
		377,385,507
Insurance - 4.0%
ACE Ltd.	265,300	25,320,232
AFLAC, Inc.	239,900	15,588,702
Alleghany Corp. (a)	1,900	770,298
Allied World Assurance Co. Holdings Ltd.	2,500	270,725
Allstate Corp.	53,260	2,825,976
American Financial Group, Inc.	7,400	416,324
American International Group, Inc.	165,461	8,546,061
American National Insurance Co.	600	60,642
Aon PLC	8,100	640,629
Arch Capital Group Ltd. (a)	14,300	828,828
Arthur J. Gallagher & Co.	66,900	3,174,405
Aspen Insurance Holdings Ltd.	7,400	288,674
Assurant, Inc.	8,670	507,022
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Assured Guaranty Ltd.	18,600	$ 381,300
Axis Capital Holdings Ltd.	9,900	469,458
Brown & Brown, Inc.	7,400	236,282
Cincinnati Financial Corp.	18,600	930,000
CNA Financial Corp.	3,100	125,829
Endurance Specialty Holdings Ltd.	3,100	171,399
Everest Re Group Ltd.	5,600	860,944
Fidelity National Financial, Inc. Class A	26,076	734,039
Genworth Financial, Inc. Class A (a)	318,000	4,620,540
Hanover Insurance Group, Inc.	3,700	216,598
Hartford Financial Services Group, Inc.	51,400	1,732,180
HCC Insurance Holdings, Inc.	11,200	511,280
Kemper Corp.	5,600	207,312
Lincoln National Corp.	30,400	1,380,464
Loews Corp.	32,200	1,555,582
Markel Corp. (a)	1,900	1,006,373
Marsh & McLennan Companies, Inc.	103,500	4,740,300
MBIA, Inc. (a)	16,100	183,057
Mercury General Corp.	3,100	144,336
MetLife, Inc.	2,303,393	108,973,523
Old Republic International Corp.	29,800	500,342
PartnerRe Ltd.	6,200	621,302
Principal Financial Group, Inc.	32,900	1,561,434
ProAssurance Corp.	6,800	308,176
Progressive Corp.	13,600	353,192
Protective Life Corp.	8,700	400,896
Prudential Financial, Inc.	362,600	29,512,014
Reinsurance Group of America, Inc.	8,070	574,423
RenaissanceRe Holdings Ltd.	5,000	468,550
StanCorp Financial Group, Inc.	5,000	294,500
The Chubb Corp.	24,759	2,279,809
The Travelers Companies, Inc.	37,800	3,262,140
Torchmark Corp.	10,500	765,030
Unum Group	30,400	964,896
Validus Holdings Ltd.	360,100	14,216,748
W.R. Berkley Corp.	12,400	544,484
White Mountains Insurance Group Ltd.	600	350,442
XL Group PLC Class A	32,872	1,004,897
		246,402,589
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 1.8%
Alexandria Real Estate Equities, Inc.	8,100	$ 532,818
American Campus Communities, Inc.	11,800	407,808
American Capital Agency Corp.	780,400	16,950,288
American Homes 4 Rent Class A	5,000	77,400
Annaly Capital Management, Inc.	1,464,100	17,261,739
Apartment Investment & Management Co. Class A	7,400	207,052
AvalonBay Communities, Inc.	14,900	1,863,245
BioMed Realty Trust, Inc.	111,600	2,223,072
Boston Properties, Inc.	15,500	1,604,250
Brandywine Realty Trust (SBI)	17,400	247,602
BRE Properties, Inc.	8,700	475,107
Camden Property Trust (SBI)	9,900	635,580
CBL & Associates Properties, Inc.	12,400	245,644
Chimera Investment Corp.	115,900	351,177
CommonWealth REIT	13,000	316,810
Coresite Realty Corp.	40,300	1,307,332
Corporate Office Properties Trust (SBI)	9,900	243,540
Corrections Corp. of America	5,000	185,000
DDR Corp.	29,800	505,110
Digital Realty Trust, Inc.	3,100	147,746
Douglas Emmett, Inc.	16,100	401,373
Duke Realty LP	36,000	596,520
Equity Lifestyle Properties, Inc.	2,500	94,975
Equity Residential (SBI)	40,900	2,141,524
Essex Property Trust, Inc.	4,300	692,300
Extra Space Storage, Inc.	11,800	542,682
Federal Realty Investment Trust (SBI)	2,500	259,000
First Potomac Realty Trust	364,500	4,479,705
General Growth Properties, Inc.	66,900	1,420,287
Hatteras Financial Corp.	10,500	191,100
HCP, Inc.	51,400	2,133,100
Health Care REIT, Inc.	32,200	2,088,170
Healthcare Trust of America, Inc.	12,400	144,088
Home Properties, Inc.	136,400	8,226,284
Hospitality Properties Trust (SBI)	15,500	455,390
Host Hotels & Resorts, Inc.	83,100	1,541,505
Kilroy Realty Corp.	9,300	494,388
Kimco Realty Corp.	46,500	998,820
Liberty Property Trust (SBI)	14,900	554,131
Mack-Cali Realty Corp.	9,900	203,544
MFA Financial, Inc.	39,700	294,177
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Mid-America Apartment Communities, Inc.	8,100	$ 537,840
National Retail Properties, Inc.	13,600	467,840
Piedmont Office Realty Trust, Inc. Class A	18,600	343,728
Post Properties, Inc.	6,200	283,588
Prologis, Inc.	57,000	2,277,150
Public Storage	1,200	200,364
Rayonier, Inc.	134,500	6,324,190
Realty Income Corp.	22,300	928,795
Regency Centers Corp.	6,200	320,292
Retail Properties America, Inc.	314,300	4,497,633
Senior Housing Properties Trust (SBI)	19,800	487,872
Simon Property Group, Inc.	8,700	1,344,585
SL Green Realty Corp.	10,500	992,985
Spirit Realty Capital, Inc.	34,100	356,686
Starwood Property Trust, Inc.	21,700	557,473
Sun Communities, Inc.	400	17,828
Taubman Centers, Inc.	6,200	407,898
The Macerich Co.	15,500	917,755
Two Harbors Investment Corp.	642,800	5,997,324
UDR, Inc.	27,900	692,199
Ventas, Inc.	65,700	4,286,268
Vornado Realty Trust	17,400	1,549,644
Weingarten Realty Investors (SBI)	13,600	431,528
WP Carey, Inc.	6,200	412,982
		108,375,830
Real Estate Management & Development - 0.0%
Forest City Enterprises, Inc. Class A (a)	17,400	352,524
Howard Hughes Corp. (a)	4,300	503,315
Jones Lang LaSalle, Inc.	5,000	476,000
Realogy Holdings Corp.	1,200	49,368
The St. Joe Co. (a)	6,800	126,956
		1,508,163
Thrifts & Mortgage Finance - 0.0%
Hudson City Bancorp, Inc.	62,000	556,760
New York Community Bancorp, Inc.	50,200	813,742
People's United Financial, Inc.	36,600	528,138
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
TFS Financial Corp. (a)	9,300	$ 112,902
Washington Federal, Inc.	10,900	248,302
		2,259,844
TOTAL FINANCIALS		1,343,686,766
HEALTH CARE - 12.1%
Biotechnology - 0.5%
Amgen, Inc.	261,000	30,276,000
Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	282,000	10,307,100
Alere, Inc. (a)	9,300	313,689
Baxter International, Inc.	126,500	8,332,555
Boston Scientific Corp. (a)	155,600	1,818,964
CareFusion Corp. (a)	24,800	961,496
Covidien PLC	160,500	10,289,655
DENTSPLY International, Inc.	11,800	555,780
Hill-Rom Holdings, Inc.	6,800	280,772
Hologic, Inc. (a)	57,000	1,276,230
Medtronic, Inc.	114,100	6,549,340
ResMed, Inc.	29,800	1,541,852
St. Jude Medical, Inc.	289,500	16,614,405
Stryker Corp.	137,600	10,163,136
Teleflex, Inc.	5,000	460,900
The Cooper Companies, Inc.	1,200	155,052
Zimmer Holdings, Inc.	89,900	7,863,553
		77,484,479
Health Care Providers & Services - 2.6%
Aetna, Inc.	337,200	21,142,440
AmerisourceBergen Corp.	27,300	1,783,509
Cardinal Health, Inc.	39,100	2,293,606
CIGNA Corp.	32,900	2,532,642
Community Health Systems, Inc.	9,900	431,937
Envision Healthcare Holdings, Inc.	1,900	55,195
Express Scripts Holding Co. (a)	11,800	737,736
Fresenius Medical Care AG & Co. KGaA	35,300	2,332,845
HCA Holdings, Inc.	27,258	1,284,942
Health Net, Inc. (a)	9,300	282,720
Humana, Inc.	19,200	1,769,280
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
LifePoint Hospitals, Inc. (a)	5,600	$ 289,184
McKesson Corp.	115,300	18,026,002
MEDNAX, Inc. (a)	1,900	207,138
Omnicare, Inc.	11,800	650,770
Patterson Companies, Inc.	49,000	2,082,990
Quest Diagnostics, Inc.	549,800	32,938,518
UnitedHealth Group, Inc.	621,700	42,437,242
Universal Health Services, Inc. Class B	3,100	249,736
VCA Antech, Inc. (a)	9,900	281,655
WellPoint, Inc.	329,782	27,965,514
		159,775,601
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	19,800	273,834
Quality Systems, Inc.	407,900	9,308,278
		9,582,112
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	34,100	1,730,916
Bio-Rad Laboratories, Inc. Class A (a)	2,500	308,800
Charles River Laboratories International, Inc. (a)	3,100	152,551
Life Technologies Corp. (a)	6,800	512,108
PerkinElmer, Inc.	12,400	471,696
QIAGEN NV (a)	26,700	618,372
Quintiles Transnational Holdings, Inc.	1,900	79,781
Techne Corp.	1,900	166,041
Thermo Fisher Scientific, Inc.	39,700	3,881,866
		7,922,131
Pharmaceuticals - 7.5%
AbbVie, Inc.	564,100	27,330,645
Actavis PLC (a)	104,100	16,091,778
AstraZeneca PLC sponsored ADR	127,100	6,718,506
Bristol-Myers Squibb Co.	25,400	1,334,008
Eli Lilly & Co.	397,300	19,793,486
Forest Laboratories, Inc. (a)	30,400	1,429,712
GlaxoSmithKline PLC sponsored ADR	467,400	24,599,262
Hospira, Inc. (a)	18,600	753,672
Johnson & Johnson	1,377,693	127,588,149
Mallinckrodt PLC (a)	6,800	285,668
Merck & Co., Inc.	2,522,790	113,752,601
Novartis AG sponsored ADR	119,707	9,283,278
Pfizer, Inc.	1,986,651	60,950,453
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Sanofi SA	97,317	$ 10,376,253
Teva Pharmaceutical Industries Ltd. sponsored ADR	206,400	7,655,376
Zoetis, Inc. Class A	1,073,662	33,992,139
		461,934,986
TOTAL HEALTH CARE		746,975,309
INDUSTRIALS - 10.0%
Aerospace & Defense - 1.3%
Alliant Techsystems, Inc.	3,700	402,819
BE Aerospace, Inc. (a)	600	48,696
Exelis, Inc.	20,500	338,045
General Dynamics Corp.	34,100	2,954,083
Honeywell International, Inc.	53,300	4,622,709
L-3 Communications Holdings, Inc.	9,900	994,455
Northrop Grumman Corp.	26,000	2,795,260
Raytheon Co.	36,600	3,014,742
Rockwell Collins, Inc.	17,400	1,215,042
Spirit AeroSystems Holdings, Inc. Class A (a)	11,200	298,928
Textron, Inc.	30,348	873,719
The Boeing Co.	225,900	29,479,950
Triumph Group, Inc.	4,300	308,095
United Technologies Corp.	322,300	34,244,375
		81,590,918
Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.	486,000	29,033,640
FedEx Corp.	35,300	4,624,300
United Parcel Service, Inc. Class B	722,800	71,007,872
		104,665,812
Airlines - 0.0%
Alaska Air Group, Inc.	600	42,396
Delta Air Lines, Inc.	52,100	1,374,398
Southwest Airlines Co.	71,300	1,227,786
		2,644,580
Building Products - 0.0%
A.O. Smith Corp.	5,000	258,250
Fagerhult AB	7,660	235,236
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Fortune Brands Home & Security, Inc.	2,500	$ 107,700
Owens Corning (a)	13,600	488,648
		1,089,834
Commercial Services & Supplies - 0.5%
ADT Corp.	24,200	1,049,554
Cintas Corp.	8,100	435,537
Covanta Holding Corp.	12,400	212,908
Iron Mountain, Inc.	1,900	50,426
KAR Auction Services, Inc.	147,500	4,383,700
Pitney Bowes, Inc. (d)	13,000	277,420
R.R. Donnelley & Sons Co.	9,900	183,843
Republic Services, Inc.	644,653	21,576,536
Ritchie Brothers Auctioneers, Inc.	140,100	2,769,348
Waste Connections, Inc.	600	25,644
Waste Management, Inc.	48,300	2,102,982
		33,067,898
Construction & Engineering - 0.0%
Fluor Corp.	7,400	549,228
Jacobs Engineering Group, Inc. (a)	14,861	903,846
KBR, Inc.	16,100	556,094
Quanta Services, Inc. (a)	18,600	561,906
URS Corp.	8,700	471,714
		3,042,788
Electrical Equipment - 0.5%
Babcock & Wilcox Co.	3,700	119,177
Eaton Corp. PLC	114,100	8,050,896
Emerson Electric Co.	108,500	7,266,245
Hubbell, Inc. Class B	142,600	15,335,204
Regal-Beloit Corp.	5,000	366,650
Zumtobel AG	75,600	1,351,333
		32,489,505
Industrial Conglomerates - 3.3%
3M Co.	11,800	1,485,030
Carlisle Companies, Inc.	6,800	494,224
Danaher Corp.	52,700	3,799,143
General Electric Co.	7,380,610	192,929,145
Siemens AG sponsored ADR	26,700	3,417,867
		202,125,409
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 1.2%
AGCO Corp.	10,500	$ 612,990
Andritz AG	27,900	1,718,671
Caterpillar, Inc.	60,700	5,059,952
Crane Co.	600	38,100
Cummins, Inc.	70,700	8,980,314
Donaldson Co., Inc.	1,200	47,532
Dover Corp.	5,000	458,950
Harsco Corp.	8,700	242,556
IDEX Corp.	600	41,490
Illinois Tool Works, Inc.	83,100	6,547,449
Ingersoll-Rand PLC	155,000	10,467,150
ITT Corp.	125,800	4,998,034
Joy Global, Inc.	11,800	669,650
Kennametal, Inc.	8,700	400,200
Navistar International Corp. (a)	5,600	202,496
Oshkosh Truck Corp.	9,900	471,141
PACCAR, Inc.	34,700	1,929,320
Parker Hannifin Corp.	16,100	1,879,192
Pentair Ltd.	23,600	1,583,324
Pfeiffer Vacuum Technology AG	14,900	1,738,000
Snap-On, Inc.	5,600	582,792
SPX Corp.	5,000	453,550
Stanley Black & Decker, Inc.	260,300	20,587,127
Terex Corp. (a)	12,400	433,380
Timken Co.	9,300	491,133
Trinity Industries, Inc.	8,700	440,481
Xylem, Inc.	75,600	2,608,200
		73,683,174
Marine - 0.0%
Kirby Corp. (a)	2,500	221,225
Professional Services - 0.2%
Acacia Research Corp.	10,200	153,918
Amadeus Fire AG	18,000	1,185,805
Bureau Veritas SA	114,700	3,463,523
Dun & Bradstreet Corp.	600	65,274
Manpower, Inc.	8,700	679,470
Michael Page International PLC	395,500	3,073,065
Nielsen Holdings B.V.	20,500	808,520
Towers Watson & Co.	7,400	849,594
		10,279,169
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.9%
AMERCO	600	$ 121,158
Con-way, Inc.	3,700	152,440
CSX Corp.	1,382,300	36,022,738
Genesee & Wyoming, Inc. Class A (a)	2,500	249,600
J.B. Hunt Transport Services, Inc.	89,900	6,745,197
Norfolk Southern Corp.	133,874	11,515,841
Ryder System, Inc.	5,600	368,648
		55,175,622
Trading Companies & Distributors - 0.4%
Air Lease Corp. Class A	8,100	238,140
Beacon Roofing Supply, Inc. (a)	63,200	2,193,672
Beijer (G&L) AG Series B	9,005	188,992
Brenntag AG	6,800	1,152,241
GATX Corp.	5,600	288,680
HD Supply Holdings, Inc. (a)	2,500	50,475
MRC Global, Inc. (a)	5,600	156,520
MSC Industrial Direct Co., Inc. Class A	99,200	7,575,904
W.W. Grainger, Inc.	31,600	8,499,452
Watsco, Inc.	11,200	1,067,248
WESCO International, Inc. (a)	5,000	427,300
		21,838,624
TOTAL INDUSTRIALS		621,914,558
INFORMATION TECHNOLOGY - 13.8%
Communications Equipment - 2.2%
Brocade Communications Systems, Inc. (a)	50,200	402,604
Cisco Systems, Inc.	4,995,985	112,409,663
EchoStar Holding Corp. Class A (a)	4,300	206,228
Harris Corp.	10,500	650,580
JDS Uniphase Corp. (a)	6,200	81,158
Juniper Networks, Inc. (a)	47,700	889,128
Motorola Solutions, Inc.	1,200	75,024
QUALCOMM, Inc.	322,900	22,431,863
		137,146,248
Computers & Peripherals - 2.5%
Apple, Inc.	258,500	135,027,475
Diebold, Inc.	7,400	221,704
EMC Corp.	327,900	7,892,553
Hewlett-Packard Co.	220,692	5,378,264
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Lexmark International, Inc. Class A	6,800	$ 241,740
SanDisk Corp.	13,600	945,200
Stratasys Ltd. (a)	1,900	215,137
Western Digital Corp.	23,600	1,643,268
		151,565,341
Electronic Equipment & Components - 0.1%
Arrow Electronics, Inc. (a)	11,800	566,636
Avnet, Inc.	15,500	615,350
AVX Corp.	5,600	74,200
CDW Corp.	1,900	41,781
Corning, Inc.	117,300	2,004,657
Dolby Laboratories, Inc. Class A	3,100	110,794
FLIR Systems, Inc.	5,000	142,400
Ingram Micro, Inc. Class A (a)	16,700	386,939
Jabil Circuit, Inc.	22,900	477,694
Molex, Inc.	16,100	621,460
Tech Data Corp. (a)	4,300	223,858
Vishay Intertechnology, Inc. (a)	14,300	175,461
		5,441,230
Internet Software & Services - 0.8%
AOL, Inc.	8,700	315,288
Google, Inc. Class A (a)	45,900	47,303,622
Yahoo!, Inc. (a)	101,067	3,328,136
		50,947,046
IT Services - 3.8%
Accenture PLC Class A	50,800	3,733,800
Amdocs Ltd.	18,000	692,100
Cognizant Technology Solutions Corp. Class A (a)	153,100	13,308,983
Computer Sciences Corp.	17,400	857,124
CoreLogic, Inc. (a)	11,200	372,624
DST Systems, Inc.	600	50,862
Fidelity National Information Services, Inc.	223,100	10,876,125
IBM Corp.	279,600	50,107,116
Leidos Holdings, Inc.	8,100	381,429
Lender Processing Services, Inc.	1,900	65,588
MasterCard, Inc. Class A	37,200	26,676,120
Paychex, Inc.	2,179,445	92,103,346
Science Applications International Corp.	5,000	176,250
The Western Union Co.	734,500	12,501,190
Total System Services, Inc.	4,300	128,269
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
VeriFone Systems, Inc. (a)	12,400	$ 280,984
Visa, Inc. Class A	128,300	25,232,761
		237,544,671
Office Electronics - 0.0%
Xerox Corp.	137,582	1,367,565
Zebra Technologies Corp. Class A (a)	5,000	241,550
		1,609,115
Semiconductors & Semiconductor Equipment - 1.8%
Altera Corp.	252,300	8,477,280
Analog Devices, Inc.	142,600	7,030,180
Applied Materials, Inc.	2,848,900	50,852,865
Avago Technologies Ltd.	2,500	113,575
Broadcom Corp. Class A	584,521	15,618,401
Fairchild Semiconductor International, Inc. (a)	16,100	203,987
First Solar, Inc. (a)	6,800	341,836
Freescale Semiconductor Holdings I Ltd. (a)	3,100	47,864
Intel Corp.	528,100	12,901,483
KLA-Tencor Corp.	121,500	7,970,400
Lam Research Corp. (a)	14,300	775,489
LSI Corp.	54,500	462,160
Marvell Technology Group Ltd.	44,000	528,000
Maxim Integrated Products, Inc.	94,200	2,797,740
Micron Technology, Inc. (a)	117,800	2,082,704
NVIDIA Corp.	65,100	988,218
ON Semiconductor Corp. (a)	2,500	17,650
Skyworks Solutions, Inc. (a)	3,700	95,386
Teradyne, Inc. (a)	21,700	379,533
		111,684,751
Software - 2.6%
Activision Blizzard, Inc.	48,353	804,594
Adobe Systems, Inc. (a)	34,700	1,880,740
Autodesk, Inc. (a)	5,600	223,496
CA Technologies, Inc.	404,100	12,834,216
Compuware Corp.	24,200	258,456
Comverse, Inc.	507,902	16,039,545
Electronic Arts, Inc. (a)	8,100	212,625
MICROS Systems, Inc. (a)	7,400	401,450
Microsoft Corp.	3,298,277	116,594,092
Nuance Communications, Inc. (a)	30,400	473,024
Oracle Corp.	279,600	9,366,600
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Rovi Corp. (a)	9,900	$ 165,924
Symantec Corp.	21,661	492,571
Synopsys, Inc. (a)	17,400	634,230
Zynga, Inc. (a)	65,700	235,863
		160,617,426
TOTAL INFORMATION TECHNOLOGY		856,555,828
MATERIALS - 1.7%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	23,600	2,572,636
Airgas, Inc.	67,600	7,373,132
Albemarle Corp.	5,600	370,664
Ashland, Inc.	8,700	805,185
Cabot Corp.	7,400	344,914
CF Industries Holdings, Inc.	6,800	1,466,080
Cytec Industries, Inc.	4,300	357,287
E.I. du Pont de Nemours & Co.	126,500	7,741,800
FMC Corp.	71,300	5,187,788
Huntsman Corp.	21,700	503,874
Kronos Worldwide, Inc.	2,500	38,775
Monsanto Co.	154,300	16,182,984
Potash Corp. of Saskatchewan, Inc.	68,800	2,137,937
PPG Industries, Inc.	1,200	219,096
Rockwood Holdings, Inc.	2,500	158,125
Royal DSM NV	20,500	1,552,852
RPM International, Inc.	127,100	4,921,312
Sigma Aldrich Corp.	600	51,858
Syngenta AG (Switzerland)	27,274	11,008,242
The Dow Chemical Co.	119,594	4,720,375
The Mosaic Co.	34,100	1,563,485
Tronox Ltd. Class A	70,700	1,632,463
W.R. Grace & Co. (a)	1,200	109,992
Westlake Chemical Corp.	600	64,452
		71,085,308
Construction Materials - 0.0%
Vulcan Materials Co.	14,900	797,895
Containers & Packaging - 0.0%
Aptargroup, Inc.	2,500	160,400
Avery Dennison Corp.	7,400	348,688
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Bemis Co., Inc.	6,800	$ 271,320
Crown Holdings, Inc. (a)	2,522	109,959
Greif, Inc. Class A	3,100	165,819
MeadWestvaco Corp.	19,800	690,030
Owens-Illinois, Inc. (a)	7,400	235,246
Rock-Tenn Co. Class A	2,500	267,525
Sonoco Products Co.	11,200	455,168
		2,704,155
Metals & Mining - 0.5%
Alcoa, Inc.	120,900	1,120,743
Allegheny Technologies, Inc.	12,400	410,440
Carpenter Technology Corp.	5,000	296,650
Cliffs Natural Resources, Inc. (d)	17,400	446,832
Commercial Metals Co.	355,800	6,532,488
Freeport-McMoRan Copper & Gold, Inc.	216,371	7,953,798
Grupo Mexico SA de CV Series B	561,600	1,773,825
Newmont Mining Corp.	53,932	1,470,186
Nucor Corp.	35,300	1,827,481
Reliance Steel & Aluminum Co.	8,700	637,623
Royal Gold, Inc.	5,000	240,200
Southern Copper Corp.	138,200	3,862,690
Steel Dynamics, Inc.	24,200	434,874
Tahoe Resources, Inc. (a)	8,100	155,115
United States Steel Corp. (d)	16,100	400,729
		27,563,674
Paper & Forest Products - 0.0%
Domtar Corp.	3,700	313,427
International Paper Co.	6,800	303,348
		616,775
TOTAL MATERIALS		102,767,807
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	1,985,413	71,871,951
CenturyLink, Inc.	693,600	23,485,296
Frontier Communications Corp.	112,800	497,448
Intelsat SA	2,500	50,975
Level 3 Communications, Inc. (a)	11,776	359,757
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.	1,013,500	$ 51,191,885
Windstream Holdings, Inc.	3,700	31,635
		147,488,947
Wireless Telecommunication Services - 0.3%
Sprint Corp. (a)	78,700	529,651
T-Mobile U.S., Inc. (a)	19,255	533,941
Telephone & Data Systems, Inc.	10,500	327,390
U.S. Cellular Corp.	1,200	58,080
Vodafone Group PLC sponsored ADR	432,700	15,932,014
		17,381,076
TOTAL TELECOMMUNICATION SERVICES		164,870,023
UTILITIES - 3.3%
Electric Utilities - 2.4%
American Electric Power Co., Inc.	203,900	9,550,676
Ceske Energeticke Zavody A/S	26,000	748,388
Duke Energy Corp.	302,500	21,698,325
EDF SA	70,700	2,480,457
Edison International	36,600	1,794,498
Entergy Corp.	19,800	1,281,456
Exelon Corp.	97,900	2,794,066
FirstEnergy Corp.	325,400	12,322,898
Great Plains Energy, Inc.	17,400	407,856
Hawaiian Electric Industries, Inc.	390,500	10,375,585
ITC Holdings Corp.	26,000	2,615,340
NextEra Energy, Inc.	208,900	17,704,275
Northeast Utilities	204,600	8,775,294
NV Energy, Inc.	27,300	648,102
OGE Energy Corp.	22,300	822,870
Pepco Holdings, Inc.	27,900	537,912
Pinnacle West Capital Corp.	12,400	694,772
PPL Corp.	711,600	21,796,308
Southern Co.	505,800	20,692,278
Westar Energy, Inc.	14,300	452,023
Xcel Energy, Inc.	288,900	8,337,654
		146,531,033
Gas Utilities - 0.0%
AGL Resources, Inc.	13,000	622,180
Atmos Energy Corp.	9,900	438,273
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - continued
National Fuel Gas Co.	8,100	$ 579,555
ONEOK, Inc.	1,200	67,800
Questar Corp.	17,400	411,684
UGI Corp.	13,000	537,810
		2,657,302
Independent Power Producers & Energy Traders - 0.1%
Calpine Corp. (a)	39,100	788,647
NRG Energy, Inc.	34,700	989,991
The AES Corp.	68,800	969,392
		2,748,030
Multi-Utilities - 0.8%
Alliant Energy Corp.	12,400	647,528
Ameren Corp.	27,300	987,714
CenterPoint Energy, Inc.	330,400	8,127,840
CMS Energy Corp.	29,800	818,308
Consolidated Edison, Inc.	32,900	1,915,438
Dominion Resources, Inc.	65,700	4,188,375
DTE Energy Co.	19,800	1,368,972
E.ON AG	127,070	2,321,382
Integrys Energy Group, Inc.	8,700	510,516
MDU Resources Group, Inc.	20,500	610,490
National Grid PLC	34,100	428,527
NiSource, Inc.	34,700	1,093,744
PG&E Corp.	50,200	2,100,870
Public Service Enterprise Group, Inc.	57,000	1,909,500
SCANA Corp.	15,500	722,765
Sempra Energy	243,603	22,201,977
TECO Energy, Inc.	24,200	415,514
Vectren Corp.	9,300	324,756
Wisconsin Energy Corp.	25,400	1,069,594
		51,763,810
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - 0.0%
American Water Works Co., Inc.	19,800	$ 848,826
Aqua America, Inc.	2,500	62,950
		911,776
TOTAL UTILITIES		204,611,951
TOTAL COMMON STOCKS (Cost $5,545,522,169)		6,039,853,065
Convertible Preferred Stocks - 0.1%

HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00%	11,200	3,106,768
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
United Technologies Corp. 7.50%	39,700	2,512,216
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,577,504)		5,618,984
Convertible Bonds - 0.1%
	Principal Amount
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Peabody Energy Corp. 4.75% 12/15/41	$ 2,480,000	2,052,200
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Volcano Corp. 1.75% 12/1/17	1,140,000	1,098,732
TOTAL CONVERTIBLE BONDS (Cost $3,272,928)		3,150,932
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 11/7/13 to 11/29/13 (Cost $7,259,923)	7,260,000	7,259,892
Money Market Funds - 2.8%
	Shares	Value
Fidelity Cash Central Fund, 0.09% (b)	173,986,759	$ 173,986,759
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	1,053,250	1,053,250
TOTAL MONEY MARKET FUNDS (Cost $175,040,009)		175,040,009
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.09%, dated 10/31/13 due 11/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $2,923,000)	$ 2,923,007	2,923,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $5,739,595,533)		6,233,845,882
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(39,517,274)
NET ASSETS - 100%		$ 6,194,328,608
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,923,000 due 11/01/13 at 0.09%
Barclays Capital, Inc.	$ 817,274
Merrill Lynch, Pierce, Fenner & Smith, Inc.	569,251
UBS Securities LLC	1,536,475
$ 2,923,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 291,356
Fidelity Securities Lending Cash Central Fund	1,562,209
Total	$ 1,853,565
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 532,537,412	$ 532,537,412	$ -	$ -
Consumer Staples	633,858,563	629,457,915	4,400,648	-
Energy	832,074,848	810,267,713	21,807,135	-
Financials	1,343,686,766	1,340,281,983	3,404,783	-
Health Care	750,082,077	737,372,979	12,709,098	-
Industrials	624,426,774	624,426,774	-	-
Information Technology	856,555,828	856,555,828	-	-
Materials	102,767,807	91,759,565	11,008,242	-
Telecommunication Services	164,870,023	164,870,023	-	-
Utilities	204,611,951	204,183,424	428,527	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,150,932	$ -	$ 3,150,932	$ -
U.S. Government and Government Agency Obligations	7,259,892	-	7,259,892	-
Money Market Funds	175,040,009	175,040,009	-	-
Cash Equivalents	2,923,000	-	2,923,000	-
Total Investments in Securities:	$ 6,233,845,882	$ 6,166,753,625	$ 67,092,257	$ -
Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $5,743,780,207. Net unrealized appreciation aggregated $490,065,675, of which $532,944,425 related to appreciated investment securities and $42,878,750 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Subsequent Event
In July 2013, the Fund's Board of Trustees approved a plan of Liquidation and Dissolution whereby the Fund will distribute all of its net assets to its shareholders on November 8, 2013.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2013